                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................        7
Statement of Assets and Liabilities.........................        8
Statement of Operations.....................................       22
Statement of Changes in Net Assets..........................       30
Notes to Financial Statements...............................       42

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Definition of Indices.......................................      M-2
Portfolio Managers' Comments................................      M-4
Bond Portfolio -- Initial Class and Service Class...........     M-48
Capital Appreciation Portfolio -- Initial Class and Service
  Class.....................................................     M-54
Cash Management Portfolio...................................     M-58
Convertible Portfolio -- Initial Class and Service Class....     M-63
Equity Income Portfolio* -- Initial Class and Service
  Class.....................................................     M-71
Government Portfolio -- Initial Class and Service Class.....     M-75
Growth Equity Portfolio -- Initial Class and Service
  Class.....................................................     M-80
High Yield Corporate Bond Portfolio -- Initial Class and
  Service Class.............................................     M-85
Indexed Equity Portfolio* -- Initial Class and Service
  Class.....................................................     M-98
International Equity Portfolio* -- Initial Class and Service
  Class.....................................................    M-107
Mid Cap Core Portfolio* -- Initial Class and Service
  Class.....................................................    M-112
Mid Cap Growth Portfolio* -- Initial Class and Service
  Class.....................................................    M-121
Small Cap Growth Portfolio* -- Initial Class and Service
  Class.....................................................    M-125
Total Return Portfolio -- Initial Class and Service Class...    M-130
Value Portfolio -- Initial Class and Service Class..........    M-140
American Century Income & Growth Portfolio -- Initial Class
  and Service Class.........................................    M-144
Dreyfus Large Company Value Portfolio -- Initial Class and
  Service Class.............................................    M-150
Eagle Asset Management Growth Equity Portfolio -- Initial
  Class and Service Class...................................    M-154
Lord Abbett Developing Growth Portfolio -- Initial Class and
  Service Class.............................................    M-158
Notes to Financial Statements...............................    M-163

* The MainStay VP Equity Income, MainStay VP Indexed Equity, MainStay
  VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid
  Cap Growth and MainStay VP Small Cap Growth Portfolios are not available under the AmSouth Premium Plus Variable Annuity and AmSouth
  Premium Plus II Variable Annuity policies.

The Semi-Annual Reports for the Portfolios listed below follow:
AmSouth Enhanced Market Fund Portfolio
AmSouth International Equity Fund Portfolio
AmSouth Large Cap Fund Portfolio
AmSouth Mid Cap Fund Portfolio
Janus Aspen Series Balanced Portfolio -- Institutional Shares and
  Service Shares
MFS(R) Research Series Portfolio -- Initial Class and Service Class
Van Kampen UIF Emerging Markets Equity Portfolio -- Class I and Class
  II

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Semi-Annual Report for the AmSouth Premium Plus and AmSouth Premium Plus II Variable Annuities for the period ended June 30, 2003.

The international scene dominated the headlines in the first half of 2003. Unprecedented media access brought all of us to the front lines of the war in Iraq. The SARS epidemic added yet another blow to the already reeling airline and tourism industry. We also watched as our government continued the difficult task of encouraging peace in the Middle East while simultaneously shoring up efforts on the home front to protect our nation from terrorism.

Although the political and economic horizons remain clouded, a spark of optimism has had a positive effect on the markets, and stock indices have begun to move slowly upward. However, in late June, the Federal Reserve lowered interest rates yet again, expressing a concern that it is still too early to say whether the economy is on the road to sustained recovery.

Regardless of the turns or bumps in the road ahead, New York Life Insurance and Annuity Corporation (NYLIAC), and its parent company, New York Life Insurance Company, remain committed to helping you plan for the future. Our core values of financial strength, integrity and humanity, which have guided us through the economic ups and downs for more than a century and a half, continue to form the foundation of all of our actions. We have never failed to meet any of our obligations, and you can rest assured that remains our number one priority.

The AmSouth variable annuity policies offered by NYLIAC are designed to help you attain your long-term financial goals. They offer a variety of investment divisions(1) and features to assist you in developing a diverse and disciplined investment strategy to help you to meet your objectives. This Semi-Annual Report is an excellent source of information on the investment allocations available within your policy. It provides performance data and separate account financial statements, along with portfolio manager commentaries and individual portfolio holdings for each of the investment divisions available to you.

We know there are other companies that offer similar products and services. We appreciate the trust you've placed with us as we work with you toward achieving your goals.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2003

------------
(1) The investment divisions offered through the NYLIAC AmSouth Premium Plus and AmSouth Premium Plus II Variable Annuities are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

AMSOUTH PREMIUM PLUS VARIABLE ANNUITY
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003
ASSUMING CONTRACT NOT SURRENDERED(%)(1)

-------------------------------------------------------------------------------------------------------------------------

                                                              INVESTMENT                                        SINCE
                                                  PORTFOLIO    DIVISION                                       INVESTMENT
                                                  INCEPTION   INCEPTION      1        3        5      10       DIVISION
INVESTMENT DIVISIONS                                DATE         DATE       YEAR    YEARS    YEARS   YEARS   INCEPTION(3)
AmSouth Enhanced Market Fund                      12/29/00      1/18/01     (3.46)     N/A     N/A    N/A       (13.01)
AmSouth International Equity Fund                 12/29/00      1/18/01     (6.25)     N/A     N/A    N/A       (11.03)
AmSouth Large Cap Fund                            12/29/00      1/18/01     (0.91)     N/A     N/A    N/A       (12.37)
AmSouth Mid Cap Fund                              12/29/00      1/18/01     (3.90)     N/A     N/A    N/A       (17.82)
Janus Aspen Series Balanced                        9/13/93      7/10/00      1.07    (4.29)   4.40    N/A        (4.35)
MainStay VP American Century Income & Growth        5/1/98      7/10/00     (1.39)  (10.17)  (2.95)   N/A       (10.98)
MainStay VP Bond                                   1/23/84      7/10/00     10.16     8.13    5.39   5.14         8.05
MainStay VP Capital Appreciation                   1/29/93      7/10/00     (7.65)  (21.26)  (6.76)  5.10       (21.81)
MainStay VP Cash Management -- Current yield as
  of June 30, 2003 is (0.83)(4)                    1/29/93      7/10/00     (0.65)    1.26    2.16   2.62         1.16
MainStay VP Convertible                            10/1/96      7/10/00      5.26    (5.56)   3.45    N/A        (6.73)
MainStay VP Dreyfus Large Company Value             5/1/98      7/10/00     (5.88)   (5.30)  (2.19)   N/A        (7.18)
MainStay VP Eagle Asset Mgt Growth Equity           5/1/98      7/10/00     (3.23)  (19.79)   0.55    N/A       (19.64)
MainStay VP Government                             1/29/93      7/10/00      7.37     7.22    5.10   4.90         7.21
MainStay VP Growth Equity                          1/23/84      7/10/00     (6.52)  (14.77)  (2.78)  7.43       (14.99)
MainStay VP High Yield Corporate Bond               5/1/95      7/10/00     21.39     4.44    4.33    N/A         4.62
MainStay VP Lord Abbett Dev Growth                  5/1/98      7/10/00     (7.58)  (12.36)  (5.68)   N/A       (12.56)
MainStay VP Total Return                           1/29/93      7/10/00      1.06   (10.16)  (1.25)  5.61       (12.38)
MainStay VP Value                                   5/1/95      7/10/00    (10.55)   (0.92)  (2.25)   N/A        (4.90)
MFS(R) Research Series                             7/26/95      7/10/00     (3.92)  (17.57)  (5.76)   N/A       (19.50)
Van Kampen UIF Emerging Markets Equity             10/1/96      7/10/00     (2.32)  (16.50)  (1.29)   N/A       (13.79)
-------------------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

ASSUMING CONTRACT SURRENDERED(%)(2)

------------------------------------------------------------------------------------------------------------------------

                                                              INVESTMENT                                        SINCE
                                                  PORTFOLIO    DIVISION                                       INVESTMENT
                                                  INCEPTION   INCEPTION      1        3        5      10       DIVISION
INVESTMENT DIVISIONS                                DATE         DATE       YEAR    YEARS    YEARS   YEARS   INCEPTION(3)
AmSouth Enhanced Market Fund                      12/29/00      1/18/01    (10.41)     N/A     N/A    N/A       (15.71)
AmSouth International Equity Fund                 12/29/00      1/18/01    (13.00)     N/A     N/A    N/A       (13.87)
AmSouth Large Cap Fund                            12/29/00      1/18/01     (8.04)     N/A     N/A    N/A       (15.03)
AmSouth Mid Cap Fund                              12/29/00      1/18/01    (10.82)     N/A     N/A    N/A       (20.35)
Janus Aspen Series Balanced                        9/13/93      7/10/00     (6.20)   (6.64)   3.19    N/A        (6.78)
MainStay VP American Century Income & Growth        5/1/98      7/10/00     (8.49)  (12.38)  (4.20)   N/A       (13.25)
MainStay VP Bond                                   1/23/84      7/10/00      2.23     5.80    4.23   5.14         5.57
MainStay VP Capital Appreciation                   1/29/93      7/10/00    (14.30)  (23.19)  (7.97)  5.10       (23.79)
MainStay VP Cash Management -- Current yield as
  of June 30, 2003 is (0.83)(4)                    1/29/93      7/10/00     (7.81)   (1.23)   0.84   2.62        (1.41)
MainStay VP Convertible                            10/1/96      7/10/00     (2.32)   (7.88)   2.20    N/A        (9.16)
MainStay VP Dreyfus Large Company Value             5/1/98      7/10/00    (12.66)   (7.63)  (3.45)   N/A        (9.54)
MainStay VP Eagle Asset Mgt Growth Equity           5/1/98      7/10/00    (10.20)  (21.76)  (0.75)   N/A       (21.68)
MainStay VP Government                             1/29/93      7/10/00     (0.36)    4.84    3.93   4.90         4.61
MainStay VP Growth Equity                          1/23/84      7/10/00    (13.25)  (16.87)  (4.03)  7.43       (17.14)
MainStay VP High Yield Corporate Bond               5/1/95      7/10/00     13.39     1.94    3.12    N/A         1.98
MainStay VP Lord Abbett Dev Growth                  5/1/98      7/10/00    (14.24)  (14.52)  (6.90)   N/A       (14.79)
MainStay VP Total Return                           1/29/93      7/10/00     (6.22)  (12.37)  (2.52)  5.61       (14.66)
MainStay VP Value                                   5/1/95      7/10/00    (16.99)   (3.35)  (3.52)   N/A        (7.40)
MFS(R) Research Series                             7/26/95      7/10/00    (10.83)  (19.59)  (6.98)   N/A       (21.57)
Van Kampen UIF Emerging Markets Equity             10/1/96      7/10/00     (9.35)  (18.56)  (2.57)   N/A       (16.06)
-------------------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

(1) Assumes no deduction for contingent deferred sales charge.

(2) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 4% by the 8th year after that premium payment has been in the contract, with no charge thereafter. Withdrawals may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The yield more closely reflects the Portfolio's earnings than the total return figures shown.

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.60%, but does not include any credits applied. A policy service fee, equal to the lesser of $30 is not included in these charges but will be deducted each year on the contract anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $100,000.

AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001. Each of the Portfolios and Investment Divisions existed prior to this date, except for AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund Investment Divisions. The hypothetical performance shown has been modified to reflect Separate Account and Fund annual expenses as if the contract had been available during the periods shown.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The AmSouth Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. There are certain states that allow only a single premium. Under either of these contracts, we will apply a Credit to premium(s) paid in a percentage amount according to the Credit rate schedule then in effect. Fees and charges for a contract with a Credit may be higher than those for other contracts, and over time, the amount of the Credits may be more than those higher charges. There may be circumstances in which the purchase of an AmSouth Premium Plus Variable Annuity is less advantageous than the purchase of another variable annuity which might have lower fees but no Credit. This may be the case, for example, if you anticipate retaining the contract for a significant time beyond the surrender charge period.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $324,551,286     $369,667,733     $313,639,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,060,051        1,221,818        1,077,202
    Administrative charges..................................         96,288          140,376           91,416
                                                               ------------     ------------     ------------
      Total net assets......................................   $323,394,947     $368,305,539     $312,471,013
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $233,089,694     $340,268,486     $212,775,734
    Series II Policies......................................      1,914,625          853,316       29,909,748
    Series III Policies.....................................     70,582,977       20,314,130       59,774,969
    Series IV Policies......................................     17,432,733        6,824,102        9,436,359
    Series V Policies.......................................        374,918           45,505          382,343
    Series VI Policies......................................             --               --          191,860
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $323,394,947     $368,305,539     $312,471,013
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.65     $      14.24     $       1.26
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.73     $       5.35     $       1.04
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.48     $       4.89     $       1.03
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.13     $       8.19     $       1.00
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.85     $      10.08     $       0.99
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       1.00
                                                               ============     ============     ============

Identified Cost of Investment...............................   $307,352,393     $628,696,647     $313,645,803
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $190,108,525      $ 82,620,321      $350,150,457      $286,075,321       $659,480,273      $547,536,629      $ 35,965,572

          612,548           273,906         1,168,291           945,810          2,114,357         1,818,639           139,252
           59,910            22,651           105,105           102,656            214,072           195,415            11,228
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $189,436,067      $ 82,323,764      $348,877,061      $285,026,855       $657,151,844      $545,522,575      $ 35,815,092
     ============      ============      ============      ============       ============      ============      ============

     $145,949,132      $ 45,678,391      $244,410,069      $250,719,292       $530,021,760      $472,905,207      $ 26,487,400
        1,712,844           559,273         3,343,744         1,178,638          4,719,602         1,868,858           433,343
       32,859,239        23,265,325        77,495,311        26,115,376         95,255,301        56,626,303         6,670,144
        8,813,605         8,200,340        23,073,369         6,886,788         25,975,346        13,943,235         2,186,071
          101,247           215,382           554,568           126,761          1,179,835           178,972            38,134
               --                --                --                --                 --                --                --
               --         4,405,053                --                --                 --                --                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $189,436,067      $ 82,323,764      $348,877,061      $285,026,855       $657,151,844      $545,522,575      $ 35,815,092
     ============      ============      ============      ============       ============      ============      ============
     $      15.16      $       8.81      $      15.41      $      17.73       $      18.24      $      18.18      $      13.22
     ============      ============      ============      ============       ============      ============      ============
     $       8.57      $       8.75      $      12.27      $       6.20       $      11.58      $       6.90      $       8.07
     ============      ============      ============      ============       ============      ============      ============
     $       8.21      $       8.90      $      12.13      $       6.24       $      11.38      $       6.71      $       8.10
     ============      ============      ============      ============       ============      ============      ============
     $      10.08      $       8.61      $      10.95      $       8.78       $      11.61      $       9.09      $       9.56
     ============      ============      ============      ============       ============      ============      ============
     $      11.24      $       8.70      $      10.71      $       9.94       $      12.31      $      10.88      $      10.59
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============

     $212,399,822      $ 85,654,675      $335,762,219      $415,701,706       $677,480,690      $712,658,651      $ 34,250,948
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 28,612,621     $ 32,200,546     $ 40,538,913

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         89,549           92,768          126,752
    Administrative charges..................................          7,887            7,767           10,631
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 28,515,185     $ 32,100,011     $ 40,401,530
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 13,467,758     $ 14,929,272     $ 19,858,234
    Series II Policies......................................         91,731          172,778          323,672
    Series III Policies.....................................      7,448,087        9,299,127       11,135,803
    Series IV Policies......................................      2,993,853        3,803,348        5,053,846
    Series V Policies.......................................         29,266           65,798           80,173
    Series VI Policies......................................             --               --               --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      4,484,490        3,829,688        3,949,802
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 28,515,185     $ 32,100,011     $ 40,401,530
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $       8.97     $       7.66     $       7.90
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.69     $       9.79     $       8.11
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.32     $       7.81     $       7.87
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       9.10     $       8.39     $       8.51
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.81     $      12.18     $       9.52
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============

Identified Cost of Investment...............................   $ 27,924,004     $ 32,109,665     $ 39,421,908
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $242,765,378      $214,284,950      $ 45,178,956      $ 39,576,152      $104,293,023      $ 26,018,419       $ 59,618,233

          791,006           715,310           166,059           152,231           347,206            80,940            194,156
           88,040            73,218            17,774            14,351            36,734             8,413             20,120
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $241,886,332      $213,496,422      $ 44,995,123      $ 39,409,570      $103,909,083      $ 25,929,066       $ 59,403,957
     ============      ============      ============      ============      ============      ============       ============

     $218,052,214      $175,320,683      $ 37,699,044      $ 28,513,140      $ 87,492,422      $ 14,337,780       $ 49,651,874
        2,004,202           886,865           253,139           324,230           535,207           178,287            490,820
       16,988,736        28,699,765         5,596,015         8,694,935        13,134,619         3,449,312          7,895,860
        4,625,048         8,429,376         1,446,779         1,858,900         2,724,886           910,669          1,334,039
          216,132           159,733               146            18,365            21,949             7,065             31,364
               --                --                --                --                --                --                 --
               --                --                --                --                --         7,045,953                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $241,886,332      $213,496,422      $ 44,995,123      $ 39,409,570      $103,909,083      $ 25,929,066       $ 59,403,957
     ============      ============      ============      ============      ============      ============       ============
     $      15.58      $      15.55      $       8.79      $       8.81      $      11.07      $       7.05       $       7.04
     ============      ============      ============      ============      ============      ============       ============
     $       7.18      $       9.09      $       7.28      $       8.16      $       6.20      $       6.76       $       4.94
     ============      ============      ============      ============      ============      ============       ============
     $       6.88      $       8.69      $       7.14      $       8.06      $       5.29      $       6.79       $       4.58
     ============      ============      ============      ============      ============      ============       ============
     $       9.43      $       8.22      $       9.03      $       8.71      $       8.87      $       8.96       $       9.38
     ============      ============      ============      ============      ============      ============       ============
     $      10.71      $       8.92      $      10.00      $      11.51      $      10.77      $      11.18       $      11.06
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============

     $311,032,284      $255,156,122      $ 54,173,345      $ 44,778,856      $164,229,981      $ 33,885,195       $ 65,321,558
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,807,124     $    182,867     $  3,111,292

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,317              707           12,487
    Administrative charges..................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,799,807     $    182,160     $  3,098,805
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $         --     $         --     $         --
    Series II Policies......................................             --               --               --
    Series III Policies.....................................      1,799,807          182,160        3,098,805
    Series IV Policies......................................             --               --               --
    Series V Policies.......................................             --               --               --
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,799,807     $    182,160     $  3,098,805
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.19     $       7.64     $       7.26
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============

Identified Cost of Investment...............................   $  1,952,190     $    183,275     $  3,292,505
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
     $  1,003,739      $ 31,299,274      $ 16,088,835      $293,079,061      $185,971,644      $637,323,743

            4,063           102,006            44,241           946,175           628,742         2,077,487
               --             9,924             3,307           101,627            63,322           220,753
     ------------      ------------      ------------      ------------      ------------      ------------
     $    999,676      $ 31,187,344      $ 16,041,287      $292,031,259      $185,279,580      $635,025,503
     ============      ============      ============      ============      ============      ============

     $         --      $ 24,287,798      $  8,338,321      $250,924,572      $151,036,712      $541,814,941
               --           115,446           105,905         1,091,439           683,812         2,584,014
          999,676         5,625,847         6,269,880        31,189,369        27,737,961        72,237,557
               --         1,058,718         1,311,241         8,549,649         5,608,970        18,016,137
               --            32,921            15,940           276,230           212,125           372,854
               --            66,614                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $    999,676      $ 31,187,344      $ 16,041,287      $292,031,259      $185,279,580      $635,025,503
     ============      ============      ============      ============      ============      ============
     $         --      $      15.39      $       7.29      $      15.84      $      13.74      $      18.00
     ============      ============      ============      ============      ============      ============
     $         --      $       8.02      $       8.90      $       8.33      $       8.96      $       9.34
     ============      ============      ============      ============      ============      ============
     $       6.25      $       7.79      $       7.41      $       8.01      $       8.82      $       8.79
     ============      ============      ============      ============      ============      ============
     $         --      $       9.98      $       8.88      $       9.39      $       8.96      $       9.70
     ============      ============      ============      ============      ============      ============
     $         --      $      10.89      $      11.83      $      11.18      $       9.04      $      10.08
     ============      ============      ============      ============      ============      ============
     $         --      $       9.95      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============

     $  1,072,346      $ 37,064,858      $ 15,268,765      $346,920,239      $213,863,698      $730,308,012
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $280,885,235     $ 29,030,142     $ 37,564,002

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        923,649           98,431          126,210
    Administrative charges..................................        102,244            9,504           12,770
                                                               ------------     ------------     ------------
      Total net assets......................................   $279,859,342     $ 28,922,207     $ 37,425,022
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $247,912,046     $ 22,704,023     $ 30,947,494
    Series II Policies......................................      1,032,884          305,946          288,784
    Series III Policies.....................................     26,037,625        4,855,092        5,374,250
    Series IV Policies......................................      4,847,288        1,022,171          813,380
    Series V Policies.......................................         29,499           34,975            1,114
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $279,859,342     $ 28,922,207     $ 37,425,022
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      12.73     $       7.65     $       7.91
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       5.43     $       6.79     $       5.61
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       4.99     $       6.68     $       5.37
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       8.24     $       8.80     $       8.67
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.53     $      11.21     $      10.60
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============

Identified Cost of Investment...............................   $497,376,073     $ 36,372,757     $ 57,325,119
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  1,472,053      $  3,983,679      $141,383,648      $  9,819,542      $ 29,292,718

               5,211            13,512           471,074            33,133           135,430
                 210               896            41,957             2,685             9,791
        ------------      ------------      ------------      ------------      ------------
        $  1,466,632      $  3,969,271      $140,870,617      $  9,783,724      $ 29,147,497
        ============      ============      ============      ============      ============

        $    457,805      $  1,972,582      $ 98,817,119      $  6,189,463      $ 23,130,124
              11,500            28,011         1,166,523            56,523         1,071,869
             906,162         1,499,453        32,524,018         2,914,857         4,109,419
              86,044           445,250         8,074,488           621,694           828,260
               5,121            23,975           288,469             1,187             7,825
                  --                --                --                --                --
        ------------      ------------      ------------      ------------      ------------
        $  1,466,632      $  3,969,271      $140,870,617      $  9,783,724      $ 29,147,497
        ============      ============      ============      ============      ============
        $       8.08      $       7.49      $      10.74      $       9.42      $       7.86
        ============      ============      ============      ============      ============
        $       9.53      $       7.73      $      10.26      $       9.35      $       5.68
        ============      ============      ============      ============      ============
        $       7.62      $       7.78      $      10.05      $       9.48      $       6.60
        ============      ============      ============      ============      ============
        $      12.24      $      10.79      $       8.91      $       8.92      $       8.74
        ============      ============      ============      ============      ============
        $      10.99      $      10.48      $       9.10      $      11.31      $      11.27
        ============      ============      ============      ============      ============
        $         --      $         --      $         --      $         --      $         --
        ============      ============      ============      ============      ============

        $  1,288,583      $  3,949,006      $146,161,782      $  9,666,775      $ 39,394,109
        ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                                   BOND--         APPRECIATION--     CONVERTIBLE--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,818,387       $    850,794       $  1,354,913

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             766                320                496
    Administrative charges..................................              44                 21                 36
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,817,577       $    850,453       $  1,354,381
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    449,240       $    212,074       $    182,743
    Series III Policies.....................................         486,913            150,451            574,688
    Series IV Policies......................................         491,257            297,985            407,088
    Series V Policies.......................................          22,901                 --             65,035
    Series VI Policies......................................         367,266            189,943            124,827
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,817,577       $    850,453       $  1,354,381
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $       9.95       $       9.78       $       9.93
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.96       $       9.89       $       9.97
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.96       $       9.78       $       9.88
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.89       $         --       $       9.88
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.95       $       9.78       $       9.81
                                                                ============       ============       ============

Identified Cost of Investment...............................    $  1,826,265       $    865,001       $  1,364,355
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP                           MAINSTAY VP         HIGH YIELD        MAINSTAY VP        MAINSTAY VP
         EQUITY          MAINSTAY VP           GROWTH           CORPORATE           INDEXED         INTERNATIONAL
        INCOME--         GOVERNMENT--         EQUITY--            BOND--            EQUITY--           EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $    979,241       $  1,683,679       $    630,642       $  5,265,189       $  2,529,622       $    297,070

               325                707                242              2,087                751                 43
                19                 40                 18                122                 54                  4
      ------------       ------------       ------------       ------------       ------------       ------------
      $    978,897       $  1,682,932       $    630,382       $  5,262,980       $  2,528,817       $    297,023
      ============       ============       ============       ============       ============       ============

      $     94,354       $    352,999       $    109,088       $    636,625       $    494,308       $     32,726
           436,029            465,881            136,840          1,738,120            609,329             45,317
           278,391            477,130            300,128          2,117,353          1,264,388            212,790
            15,414             39,623                 --            206,378                 --              4,390
           154,709            347,299             84,326            564,504            160,792              1,800
      ------------       ------------       ------------       ------------       ------------       ------------
      $    978,897       $  1,682,932       $    630,382       $  5,262,980       $  2,528,817       $    297,023
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.91       $       9.95       $      10.20       $       9.88       $       9.94
      ============       ============       ============       ============       ============       ============
      $       9.83       $       9.86       $       9.91       $      10.16       $       9.84       $       9.79
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.92       $       9.95       $      10.26       $       9.88       $       9.82
      ============       ============       ============       ============       ============       ============
      $       9.67       $       9.92       $         --       $      10.18       $         --       $       9.57
      ============       ============       ============       ============       ============       ============
      $       9.71       $       9.91       $       9.95       $      10.20       $       9.88       $       9.65
      ============       ============       ============       ============       ============       ============

      $    991,875       $  1,694,084       $    637,488       $  5,249,523       $  2,561,369       $    299,253
      ============       ============       ============       ============       ============       ============


       MAINSTAY VP
         MID CAP
          CORE--
      SERVICE CLASS
     ----------------
       $    471,754

                186
                 15
       ------------
       $    471,553
       ============

       $    108,884
            103,280
            195,307
                 --
             64,082
       ------------
       $    471,553
       ============
       $       9.88
       ============
       $       9.82
       ============
       $       9.82
       ============
       $         --
       ============
       $       9.76
       ============

       $    476,690
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                                  MID CAP           SMALL CAP            TOTAL
                                                                  GROWTH--           GROWTH--           RETURN--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $    898,551       $    372,049       $    484,085

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             236                155                204
    Administrative charges..................................              18                 10                 19
                                                                ------------       ------------       ------------
      Total net assets......................................    $    898,297       $    371,884       $    483,862
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    101,247       $     60,827       $    123,338
    Series III Policies.....................................         141,380            109,982            115,405
    Series IV Policies......................................         577,291            128,039            209,022
    Series V Policies.......................................           7,463                 --              8,018
    Series VI Policies......................................          70,916             73,036             28,079
                                                                ------------       ------------       ------------
      Total net assets......................................    $    898,297       $    371,884       $    483,862
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      10.13       $      10.07       $       9.84
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.93       $      10.15       $       9.83
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.93       $       9.88       $       9.96
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.76       $         --       $       9.72
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      10.13       $      10.07       $       9.70
                                                                ============       ============       ============

Identified Cost of Investment...............................    $    902,182       $    373,229       $    490,478
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                           AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
                           CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN
      MAINSTAY VP           INCOME            COMPANY             GROWTH           DEVELOPING           SMALL
        VALUE--           & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
    ---------------------------------------------------------------------------------------------------------------
      $    779,972       $    109,602       $    365,596       $    252,994       $    262,264       $    189,415

               324                 26                 64                135                143                 60
                26                  2                  4                  8                 13                  3
      ------------       ------------       ------------       ------------       ------------       ------------
      $    779,622       $    109,574       $    365,528       $    252,851       $    262,108       $    189,352
      ============       ============       ============       ============       ============       ============

      $    218,303       $      7,872       $     66,841       $     15,792       $     19,295       $     55,575
           160,609             28,185             89,187             83,640             32,854             46,217
           306,051             35,009            155,805            126,774            155,479             81,744
                --              1,226                 --              8,815              4,461                 --
            94,659             37,282             53,695             17,830             50,019              5,816
      ------------       ------------       ------------       ------------       ------------       ------------
      $    779,622       $    109,574       $    365,528       $    252,851       $    262,108       $    189,352
      ============       ============       ============       ============       ============       ============
      $       9.86       $       9.67       $       9.80       $       9.89       $       9.89       $       9.94
      ============       ============       ============       ============       ============       ============
      $       9.82       $       9.96       $       9.79       $       9.88       $       9.77       $       9.94
      ============       ============       ============       ============       ============       ============
      $      10.01       $       9.89       $       9.78       $       9.88       $       9.88       $       9.90
      ============       ============       ============       ============       ============       ============
      $         --       $       9.81       $         --       $       9.61       $       9.73       $         --
      ============       ============       ============       ============       ============       ============
      $       9.86       $       9.83       $       9.78       $       9.87       $      10.02       $       9.95
      ============       ============       ============       ============       ============       ============

      $    789,305       $    110,507       $    368,550       $    256,957       $    262,845       $    190,088
      ============       ============       ============       ============       ============       ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      SERVICE SHARES
     ----------------
       $    364,256

                139
                 10
       ------------
       $    364,107
       ============

       $    103,361
            101,258
            140,009
                 --
             19,479
       ------------
       $    364,107
       ============
       $       9.81
       ============
       $       9.74
       ============
       $       9.74
       ============
       $         --
       ============
       $       9.73
       ============

       $    368,150
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                FIDELITY(R)        FIDELITY(R)        JANUS ASPEN
                                                                    VIP                VIP               SERIES
                                                              CONTRAFUND(R)--    EQUITY-INCOME--       BALANCED--
                                                              SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $    954,364       $    719,800       $  1,932,082

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................             356                224                675
    Administrative charges..................................              30                 17                 56
                                                                ------------       ------------       ------------
      Total net assets......................................    $    953,978       $    719,559       $  1,931,351
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $    345,120       $    126,925       $    340,597
    Series III Policies.....................................         265,169            197,934            480,183
    Series IV Policies......................................         259,636            312,715            818,731
    Series V Policies.......................................          23,194                 --             70,436
    Series VI Policies......................................          60,859             81,985            221,404
                                                                ------------       ------------       ------------
      Total net assets......................................    $    953,978       $    719,559       $  1,931,351
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      10.05       $       9.87       $       9.88
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.97       $       9.75       $       9.94
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      10.17       $       9.83       $       9.88
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.89       $         --       $       9.89
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.90       $       9.81       $       9.89
                                                                ============       ============       ============

Identified Cost of Investment...............................    $    958,467       $    728,570       $  1,962,563
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                     NEUBERGER
      JANUS ASPEN           MFS(R)                                                     BERMAN
         SERIES           INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE
       WORLDWIDE            TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY
        GROWTH--           SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II
    -----------------------------------------------------------------------------------------------------------------
      $    316,116       $    142,143       $    171,165        $         --        $      8,779       $    825,201

               112                 52                 40                  --                  --                282
                 8                  3                  2                  --                  --                 25
      ------------       ------------       ------------        ------------        ------------       ------------
      $    315,996       $    142,088       $    171,123        $         --        $      8,779       $    824,894
      ============       ============       ============        ============        ============       ============

      $    100,114       $      2,481       $     30,309        $         --        $         --       $    232,992
           130,624             48,920             70,239                  --                  --            189,483
            83,474             74,403             61,485                  --               8,779            219,924
                --                 --                 --                  --                  --             42,200
             1,784             16,284              9,090                  --                  --            140,295
      ------------       ------------       ------------        ------------        ------------       ------------
      $    315,996       $    142,088       $    171,123        $         --        $      8,779       $    824,894
      ============       ============       ============        ============        ============       ============
      $       9.99       $       9.77       $       9.88        $         --        $         --       $       9.86
      ============       ============       ============        ============        ============       ============
      $       9.93       $       9.85       $       9.81        $         --        $         --       $       9.81
      ============       ============       ============        ============        ============       ============
      $       9.92       $       9.87       $       9.64        $         --        $      10.00       $       9.86
      ============       ============       ============        ============        ============       ============
      $         --       $         --       $         --        $         --        $         --       $       9.79
      ============       ============       ============        ============        ============       ============
      $       9.76       $       9.80       $       9.99        $         --        $         --       $       9.81
      ============       ============       ============        ============        ============       ============

      $    321,456       $    143,582       $    172,063        $         --        $      8,779       $    837,393
      ============       ============       ============        ============        ============       ============

        VAN KAMPEN
           UIF
         EMERGING
         MARKETS
         EQUITY--
         CLASS II
      --------------
       $     35,505

                 13
                  1
       ------------
       $     35,491
       ============

       $     13,197
             15,957
              5,428
                 --
                909
       ------------
       $     35,491
       ============
       $      10.31
       ============
       $       9.94
       ============
       $      10.27
       ============
       $         --
       ============
       $       9.98
       ============

       $     35,403
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $      73,201       $   1,276,571
  Mortality and expense risk charges...................       (1,959,556)         (2,166,377)         (2,232,648)
  Administrative charges...............................         (181,516)           (249,957)           (190,206)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................       (2,141,072)         (2,343,133)         (1,146,283)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       11,523,005          27,894,509         598,598,057
  Cost of investments sold.............................      (11,215,803)        (53,495,012)       (598,595,978)
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........          307,202         (25,600,503)              2,079
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       11,970,822          60,200,879             (10,244)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................       12,278,024          34,600,376              (8,165)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  10,136,952       $  32,257,243       $  (1,154,448)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             MID CAP            SMALL CAP
                                                              CORE--             GROWTH--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --      $            --
  Mortality and expense risk charges...................         (149,467)           (140,103)            (197,991)
  Administrative charges...............................          (13,475)            (11,888)             (16,925)
                                                           -------------       -------------      ---------------
      Net investment income (loss).....................         (162,942)           (151,991)            (214,916)
                                                           -------------       -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................        1,240,535           1,202,999            3,356,542
  Cost of investments sold.............................       (1,523,100)         (1,615,979)          (4,593,860)
                                                           -------------       -------------      ---------------
      Net realized gain (loss) on investments..........         (282,565)           (412,980)          (1,237,318)
  Realized gain distribution received..................               --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................        3,147,514           4,909,247            6,199,525
                                                           -------------       -------------      ---------------
      Net gain (loss) on investments...................        2,864,949           4,496,267            4,962,207
                                                           -------------       -------------      ---------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   2,702,007       $   4,344,276      $     4,747,291
                                                           =============       =============      ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
    $     124,986    $          --    $      85,784    $      32,169    $     648,986    $      34,794    $          --
       (1,098,386)        (466,907)      (2,181,286)      (1,692,371)      (3,539,804)      (3,159,903)        (226,810)
         (108,861)         (39,173)        (200,473)        (184,279)        (363,757)        (342,245)         (19,062)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,082,261)        (506,080)      (2,295,975)      (1,844,481)      (3,254,575)      (3,467,354)        (245,872)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------

        7,360,196        2,929,928       25,984,401       18,338,405       25,434,061       34,649,033      135,937,521
       (9,115,706)      (3,510,392)     (23,613,236)     (28,455,717)     (30,244,004)     (45,519,931)    (134,474,950)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,755,510)        (580,464)       2,371,165      (10,117,312)      (4,809,943)     (10,870,898)       1,462,571
               --               --               --               --               --               --               --

       17,219,708        5,919,944        6,636,786       34,301,832      109,894,988       66,298,866        2,953,902
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       15,464,198        5,339,480        9,007,951       24,184,520      105,085,045       55,427,968        4,416,473
    -------------    -------------    -------------    -------------    -------------    -------------    -------------

    $  14,381,937    $   4,833,400    $   6,711,976    $  22,340,039    $ 101,830,470    $  51,960,614    $   4,170,601
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP          ALGER
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            AMERICAN
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT            SMALL
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING     CAPITALIZATION--
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--          CLASS O
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $      58,600    $      66,754    $          --    $       8,341    $      15,798    $          --     $          --
       (1,446,803)      (1,266,234)        (295,305)        (271,211)        (602,220)        (132,066)         (332,483)
         (161,850)        (130,388)         (31,965)         (26,101)         (64,228)         (13,924)          (34,767)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (1,550,053)      (1,329,868)        (327,270)        (288,971)        (650,650)        (145,990)         (367,250)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------

       16,281,182       11,121,488       11,673,582       11,246,089        8,694,529        1,149,359        19,687,449
      (18,853,740)     (15,546,386)     (13,858,550)     (13,401,005)     (17,779,921)      (1,914,083)      (21,316,914)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (2,572,558)      (4,424,898)      (2,184,968)      (2,154,916)      (9,085,392)        (764,724)       (1,629,465)
               --               --               --               --               --               --                --

       21,979,550       19,736,459        7,328,306        6,165,751       20,728,944        4,222,397         9,325,666
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       19,406,992       15,311,561        5,143,338        4,010,835       11,643,552        3,457,673         7,696,201
    -------------    -------------    -------------    -------------    -------------    -------------     -------------

    $  17,856,939    $  13,981,693    $   4,816,068    $   3,721,864    $  10,992,902    $   3,311,683     $   7,328,951
    =============    =============    =============    =============    =============    =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                 AMSOUTH         AMSOUTH
                                                                ENHANCED      INTERNATIONAL      AMSOUTH
                                                                 MARKET          EQUITY         LARGE CAP
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $      5,337    $         --    $       2,894
  Mortality and expense risk charges........................       (12,606)         (1,175)         (21,306)
  Administrative charges....................................            --              --               --
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................        (7,269)         (1,175)         (18,412)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       115,476           5,799          107,808
  Cost of investments sold..................................      (140,849)         (7,099)        (137,621)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............       (25,373)         (1,300)         (29,813)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       194,835          22,145          336,525
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       169,462          20,845          306,712
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    162,193    $     19,670    $     288,300
                                                              =============   =============   =============

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,333,874    $    187,227    $     241,292
  Mortality and expense risk charges........................    (1,634,801)       (174,432)        (221,631)
  Administrative charges....................................      (183,248)        (16,922)         (22,503)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       515,825          (4,127)          (2,842)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    70,661,724       2,374,948        2,749,859
  Cost of investments sold..................................   (79,322,435)     (3,515,726)      (5,646,795)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    (8,660,711)     (1,140,778)      (2,896,936)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    23,427,273       3,251,058        6,196,489
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................    14,766,562       2,110,280        3,299,553
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ 15,282,387    $  2,106,153    $   3,296,711
                                                              =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                        FIDELITY(R)        JANUS ASPEN
                                             DREYFUS IP           FIDELITY(R)               VIP               SERIES
                           CALVERT           TECHNOLOGY               VIP                 EQUITY-           BALANCED--
        AMSOUTH             SOCIAL            GROWTH--       CONTRAFUND(R)--INITIAL       INCOME--        INSTITUTIONAL
        MID CAP            BALANCED        INITIAL SHARES            CLASS             INITIAL CLASS          SHARES
    ---------------------------------------------------------------------------------------------------------------------
     $         249      $          --      $          --         $   1,300,702         $   3,203,082      $   7,715,211
            (6,919)          (183,289)           (66,019)           (1,682,226)           (1,077,861)        (3,856,192)
                --            (18,086)            (5,036)             (182,509)             (109,376)          (412,406)
     -------------      -------------      -------------         -------------         -------------      -------------
            (6,670)          (201,375)           (71,055)             (564,033)            2,015,845          3,446,613
     -------------      -------------      -------------         -------------         -------------      -------------

            25,090          1,693,276          3,614,921            13,498,981            11,954,448         33,621,645
           (36,899)        (2,381,214)        (4,610,050)          (16,446,804)          (16,283,810)       (36,976,563)
     -------------      -------------      -------------         -------------         -------------      -------------
           (11,809)          (687,938)          (995,129)           (2,947,823)           (4,329,362)        (3,354,918)
                --                 --                 --                    --                    --                 --

           113,097          3,176,786          3,221,972            26,653,273            18,679,367         32,632,390
     -------------      -------------      -------------         -------------         -------------      -------------
           101,288          2,488,848          2,226,843            23,705,450            14,350,005         29,277,472
     -------------      -------------      -------------         -------------         -------------      -------------

     $      94,618      $   2,287,473      $   2,155,788         $  23,141,417         $  16,365,850      $  32,724,085
     =============      =============      =============         =============         =============      =============

                                                                                   VAN KEMPER
                          NEUBERGER                                                   UIF
         MFS(R)             BERMAN         T. ROWE PRICE         VAN ECK            EMERGING
       UTILITIES         AMT MID-CAP           EQUITY           WORLDWIDE           MARKETS
        SERIES--           GROWTH--            INCOME              HARD             EQUITY--
     INITIAL CLASS         CLASS I           PORTFOLIO            ASSETS            CLASS I
    --------------------------------------------------------------------------------------------
     $      28,295      $          --      $     988,999      $      44,052      $          --
            (7,704)           (22,874)          (801,194)           (60,287)          (221,681)
              (321)            (1,509)           (72,250)            (4,990)           (17,155)
     -------------      -------------      -------------      -------------      -------------
            20,270            (24,383)           115,555            (21,225)          (238,836)
     -------------      -------------      -------------      -------------      -------------

           184,354            416,148          6,068,428          1,965,008        308,879,241
          (204,306)          (567,402)        (7,515,663)        (2,204,416)      (309,276,631)
     -------------      -------------      -------------      -------------      -------------
           (19,952)          (151,254)        (1,447,235)          (239,408)          (397,390)
                --                 --                 --                 --                 --

           218,317            562,148         12,415,940            789,577          6,208,488
     -------------      -------------      -------------      -------------      -------------
           198,365            410,894         10,968,705            550,169          5,811,098
     -------------      -------------      -------------      -------------      -------------

     $     218,635      $     386,511      $  11,084,260      $     528,944      $   5,572,262
     =============      =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--       CONVERTIBLE--
                                                           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --       $          --
  Mortality and expense risk charges...................             (574)               (230)               (450)
  Administrative charges...............................             (240)               (114)                (85)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................             (814)               (344)               (535)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................               --                 718                  --
  Cost of investments sold.............................               --                (717)                 --
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........               --                   1                  --
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................           (7,879)            (14,207)             (9,442)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................           (7,879)            (14,206)             (9,442)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $      (8,693)      $     (14,550)      $      (9,977)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP            SMALL CAP             TOTAL
                                                              GROWTH             GROWTH--            RETURN--
                                                          --SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $          --       $          --       $          --
  Mortality and expense risk charges...................             (199)               (110)               (191)
  Administrative charges...............................              (55)                (54)                (34)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................             (254)               (164)               (225)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................               --                  --                  --
  Cost of investments sold.............................               --                  --                  --
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........               --                  --                  --
  Realized gain distribution received..................               --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................           (3,632)             (1,180)             (6,393)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................           (3,632)             (1,180)             (6,393)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $      (3,886)      $      (1,344)      $      (6,618)
                                                           =============       =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $          --    $          --    $          --    $          --
             (276)            (520)            (207)          (1,807)            (690)             (42)            (168)
              (71)            (231)             (55)            (401)            (121)              (5)             (34)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
             (347)            (751)            (262)          (2,208)            (811)             (47)            (202)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------

              462               --               --               --              724               --               --
             (474)              --               --               --             (717)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
              (12)              --               --               --                7               --               --
               --               --               --               --               --               --               --

          (12,633)         (10,405)          (6,846)          15,667          (31,747)          (2,183)          (4,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (12,645)         (10,405)          (6,846)          15,667          (31,740)          (2,183)          (4,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------

    $     (12,992)   $     (11,156)   $      (7,108)   $      13,459    $     (32,551)   $      (2,230)   $      (5,139)
    =============    =============    =============    =============    =============    =============    =============

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                        AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                        CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
     MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
       VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $          --    $          --     $          --     $          --
             (286)             (17)             (54)            (127)            (126)              (59)             (132)
              (68)             (11)             (16)             (16)             (31)               (4)              (18)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
             (354)             (28)             (70)            (143)            (157)              (63)             (150)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------

               --               --               --              727               --                --                --
               --               --               --             (720)              --                --                --
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
               --               --               --                7               --                --                --
               --               --               --               --               --                --                --

           (9,334)            (905)          (2,954)          (3,963)            (581)             (674)           (3,894)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           (9,334)            (905)          (2,954)          (3,956)            (581)             (674)           (3,894)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------

    $      (9,688)   $        (933)   $      (3,024)   $      (4,099)   $        (738)    $        (737)    $      (4,044)
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                                                  FIDELITY          JANUS
                                                               FIDELITY             VIP             ASPEN
                                                                 VIP              EQUITY-           SERIES
                                                            CONTRAFUND(R)--        INCOME--        BALANCED-
                                                               SERVICE            SERVICE          SERVICE
                                                               CLASS 2            CLASS 2           SHARES
                                                        ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................   $          --      $          --      $      12,333
  Mortality and expense risk charges..................            (357)              (210)              (597)
  Administrative charges..............................             (31)               (33)              (139)
                                                         -------------      -------------      -------------
      Net investment income (loss)....................            (388)              (243)            11,597
                                                         -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................              --                 --                724
  Cost of investments sold............................              --                 --               (721)
                                                         -------------      -------------      -------------
      Net realized gain (loss) on investments.........              --                 --                  3
  Realized gain distribution received.................              --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments.......................................          (4,103)            (8,769)           (30,481)
                                                         -------------      -------------      -------------
      Net gain (loss) on investments..................          (4,103)            (8,769)           (30,478)
                                                         -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations...................   $      (4,491)     $      (9,012)     $     (18,881)
                                                         =============      =============      =============


                                                                                                 VAN KEMPER
                                                           NEUBERGER                                UIF
                                                             BERMAN         T. ROWE PRICE         EMERGING
                                                          AMT MID-CAP           EQUITY            MARKETS
                                                            GROWTH--            INCOME            EQUITY--
                                                            CLASS S         PORTFOLIO--II         CLASS II
                                                        ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................   $          --      $       1,682      $          --
  Mortality and expense risk charges..................              --               (248)               (12)
  Administrative charges..............................              --                (60)                (1)
                                                         -------------      -------------      -------------
      Net investment income (loss)....................              --              1,374                (13)
                                                         -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................              --                 --                 --
  Cost of investments sold............................              --                 --                 --
                                                         -------------      -------------      -------------
      Net realized gain (loss) on investments.........              --                 --                 --
  Realized gain distribution received.................              --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments.......................................              --            (12,192)               102
                                                         -------------      -------------      -------------
      Net gain (loss) on investments..................              --            (12,192)               102
                                                         -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting
          from operations.............................   $          --      $     (10,818)     $          89
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       JANUS ASPEN           MFS(R)
         SERIES           INVESTORS            MFS(R)            MFS (R)
       WORLDWIDE            TRUST             RESEARCH          UTILITIES
        GROWTH--           SERIES--           SERIES--           SERIES--
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
     ----------------------------------------------------------------------
     $       1,526      $          --      $          --      $          --
              (112)               (46)               (40)                --
                (9)                (9)                (3)                --
     -------------      -------------      -------------      -------------
             1,405                (55)               (43)                --
     -------------      -------------      -------------      -------------

                --                 --                 --                 --
                --                 --                 --                 --
     -------------      -------------      -------------      -------------
                --                 --                 --                 --
                --                 --                 --                 --

            (5,340)            (1,439)              (898)                --
     -------------      -------------      -------------      -------------
            (5,340)            (1,439)              (898)                --
     -------------      -------------      -------------      -------------

     $      (3,935)     $      (1,494)     $        (941)     $          --
     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                MainStay VP                     MainStay VP
                                                                  Bond--                  Capital Appreciation--
                                                               Initial Class                   Initial Class
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,141,072)  $   8,426,157   $  (2,343,133)  $  (5,901,118)
    Net realized gain (loss) on investments..........        307,202          58,620     (25,600,503)    (34,743,882)
    Realized gain distribution received..............             --         233,898              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     11,970,822       8,108,625      60,200,879    (136,533,157)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     10,136,952      16,827,300      32,257,243    (177,178,157)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     24,718,726      22,698,154      10,019,914      20,002,373
    Policyowners' surrenders.........................    (12,217,949)    (18,659,971)    (13,477,596)    (33,834,434)
    Policyowners' annuity and death benefits.........     (2,158,299)     (1,877,155)     (2,188,583)     (3,499,736)
    Net transfers from (to) Fixed Account............     25,653,333      49,922,575       2,100,806       9,673,496
    Transfers between Investment Divisions...........      9,967,268      30,450,426      (7,785,959)    (34,533,541)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     45,963,079      82,534,029     (11,331,418)    (42,191,842)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (26,689)        (43,736)        (70,731)        542,816
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     56,073,342      99,317,593      20,855,094    (218,827,183)
NET ASSETS:
    Beginning of period..............................    267,321,605     168,004,012     347,450,445     566,277,628
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 323,394,947   $ 267,321,605   $ 368,305,539   $ 347,450,445
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                               GOVERNMENT--                   GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,295,975)  $   5,390,206   $  (1,844,481)  $  (1,669,012)
    Net realized gain (loss) on investments..........      2,371,165         615,057     (10,117,312)    (18,358,255)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,636,786       8,468,925      34,301,832     (77,213,593)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      6,711,976      14,474,188      22,340,039     (97,240,860)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     32,838,057      29,239,923       6,386,887      16,914,515
    Policyowners' surrenders.........................    (14,210,119)    (15,219,477)     (9,391,897)    (20,726,809)
    Policyowners' annuity and death benefits.........     (2,061,494)     (1,831,078)     (1,197,506)     (2,871,423)
    Net transfers from (to) Fixed Account............     30,634,433      36,365,858       4,497,708      20,899,208
    Transfers between Investment Divisions...........      5,846,542     100,294,927      (6,937,520)    (24,720,884)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     53,047,419     148,850,153      (6,642,328)    (10,505,393)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (16,043)        (43,402)        (47,133)        334,241
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     59,743,352     163,280,939      15,650,578    (107,412,012)
NET ASSETS:
    Beginning of period..............................    289,133,709     125,852,770     269,376,277     376,788,289
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 348,877,061   $ 289,133,709   $ 285,026,855   $ 269,376,277
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP
                                             MAINSTAY VP                       EQUITY
             MAINSTAY VP                    CONVERTIBLE--                     INCOME--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (1,146,283)  $    (356,280)  $  (1,082,261)  $   2,316,697   $    (506,080)  $      10,461
            2,079          13,086      (1,755,510)     (4,009,987)       (580,464)       (568,479)
               --           1,683              --              --              --              --

          (10,244)          3,220      17,219,708     (14,037,265)      5,919,944      (9,400,818)
    -------------   -------------   -------------   -------------   -------------   -------------

       (1,154,448)       (338,291)     14,381,937     (15,730,555)      4,833,400      (9,958,836)
    -------------   -------------   -------------   -------------   -------------   -------------

       41,385,884      65,509,532       9,248,330      13,180,691       6,884,772      12,264,938
      (30,342,913)    (67,271,529)     (5,538,505)    (10,195,994)     (2,036,090)     (2,236,825)
         (929,464)     (2,621,797)       (778,497)     (1,654,179)       (162,455)       (178,902)
       (9,862,162)      8,484,029       8,522,741      23,249,524       8,971,469      25,274,711
      (50,728,292)     52,451,053       5,801,541      (6,319,609)        106,537      19,520,044
    -------------   -------------   -------------   -------------   -------------   -------------
      (50,476,947)     56,551,288      17,255,610      18,260,433      13,764,233      54,643,966
    -------------   -------------   -------------   -------------   -------------   -------------

           (3,671)        (12,423)        (38,610)         57,336         (10,227)         32,236
    -------------   -------------   -------------   -------------   -------------   -------------
      (51,635,066)     56,200,574      31,598,937       2,587,214      18,587,406      44,717,366

      364,106,079     307,905,505     157,837,130     155,249,916      63,736,358      19,018,992
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 312,471,013   $ 364,106,079   $ 189,436,067   $ 157,837,130   $  82,323,764   $  63,736,358
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--                INDEXED EQUITY--             INTERNATIONAL EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (3,254,575)  $  42,874,069   $  (3,467,354)  $    (983,686)  $    (245,872)  $      29,191
       (4,809,943)    (48,737,236)    (10,870,898)     (9,893,975)      1,462,571      (2,939,379)
               --              --              --       1,895,714              --              --

      109,894,988       8,317,876      66,298,866    (150,872,602)      2,953,902       2,050,357
    -------------   -------------   -------------   -------------   -------------   -------------

      101,830,470       2,454,709      51,960,614    (159,854,549)      4,170,601        (859,831)
    -------------   -------------   -------------   -------------   -------------   -------------

       38,693,275      32,045,589      17,762,680      34,119,908       2,445,653       2,271,983
      (22,464,389)    (38,103,155)    (17,012,570)    (41,068,168)     (1,033,813)     (1,340,511)
       (3,576,057)     (6,119,436)     (3,306,010)     (6,133,078)       (279,335)       (260,564)
       17,662,443      34,120,715      10,579,162      33,096,197       2,617,679       3,135,377
       54,910,744       3,418,033      (6,533,035)    (34,570,031)       (243,601)      3,994,182
    -------------   -------------   -------------   -------------   -------------   -------------
       85,226,016      25,361,746       1,490,227     (14,555,172)      3,506,583       7,800,467
    -------------   -------------   -------------   -------------   -------------   -------------

         (315,316)         44,104        (118,386)        584,548          (7,652)          9,868
    -------------   -------------   -------------   -------------   -------------   -------------
      186,741,170      27,860,559      53,332,455    (173,825,173)      7,669,532       6,950,504

      470,410,674     442,550,115     492,190,120     666,015,293      28,145,560      21,195,056
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 657,151,844   $ 470,410,674   $ 545,522,575   $ 492,190,120   $  35,815,092   $  28,145,560
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  MID CAP                         MID CAP
                                                                  CORE--                         GROWTH--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (162,942)  $    (140,255)  $    (151,991)  $    (186,803)
    Net realized gain (loss) on investments..........       (282,565)       (374,217)       (412,980)       (215,836)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      3,147,514      (2,220,456)      4,909,247      (4,536,431)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      2,702,007      (2,734,928)      4,344,276      (4,939,070)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      2,728,413       3,295,024       3,159,604       4,457,048
    Policyowners' surrenders.........................       (482,399)       (707,677)       (355,880)       (484,135)
    Policyowners' annuity and death benefits.........        (18,156)        (46,829)       (288,116)        (73,967)
    Net transfers from (to) Fixed Account............      2,544,748       6,414,612       3,549,096       7,790,497
    Transfers between Investment Divisions...........      1,194,380       6,523,782       4,873,444       1,869,852
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      5,966,986      15,478,912      10,938,148      13,559,295
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (5,738)          8,014         (10,439)         13,912
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............      8,663,255      12,751,998      15,271,985       8,634,137
NET ASSETS:
    Beginning of period..............................     19,851,930       7,099,932      16,828,026       8,193,889
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $  28,515,185   $  19,851,930   $  32,100,011   $  16,828,026
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  DREYFUS                       EAGLE ASSET
                                                               LARGE COMPANY                    MANAGEMENT
                                                                  VALUE--                     GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (288,971)  $    (360,558)  $    (650,650)  $  (1,599,563)
    Net realized gain (loss) on investments..........     (2,154,916)     (1,136,189)     (9,085,392)    (22,057,136)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,165,751     (11,310,942)     20,728,944     (18,871,432)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      3,721,864     (12,807,689)     10,992,902     (42,528,131)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,715,760       2,823,428       3,211,106       6,917,327
    Policyowners' surrenders.........................     (1,077,509)     (2,053,664)     (3,288,210)     (7,858,857)
    Policyowners' annuity and death benefits.........       (184,877)       (380,376)       (818,358)       (894,194)
    Net transfers from (to) Fixed Account............      2,289,362       6,450,674       1,877,399       7,779,730
    Transfers between Investment Divisions...........         (8,865)     (1,749,083)     (1,156,461)    (12,748,184)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (8,611,688)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     (5,877,817)      5,090,979        (174,524)     (6,804,178)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (8,588)         43,725         (27,495)        147,221
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,164,541)     (7,672,985)     10,790,883     (49,185,088)
NET ASSETS:
    Beginning of period..............................     41,574,111      49,247,096      93,118,200     142,303,288
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $  39,409,570   $  41,574,111   $ 103,909,083   $  93,118,200
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MAINSTAY VP                                                                                     MAINSTAY VP
              SMALL CAP                      MAINSTAY VP                     MAINSTAY VP                  AMERICAN CENTURY
              GROWTH--                     TOTAL RETURN--                      VALUE--                    INCOME & GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (214,916)  $    (288,408)  $  (1,550,053)  $   2,482,695   $  (1,329,868)  $     101,495   $    (327,270)  $    (162,146)
       (1,237,318)       (868,154)     (2,572,558)       (900,175)     (4,424,898)     (3,734,875)     (2,184,968)     (1,088,373)
               --              --              --              --              --         343,792              --              --

        6,199,525      (5,368,934)     21,979,550     (55,904,745)     19,736,459     (52,715,057)      7,328,306     (11,257,981)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        4,747,291      (6,525,496)     17,856,939     (54,322,225)     13,981,693     (56,004,645)      4,816,068     (12,508,500)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,775,105       5,417,939       6,126,084      12,339,816       7,459,541      18,219,110       1,787,894       2,641,037
         (885,025)     (1,175,027)     (8,661,351)    (20,285,317)     (7,727,838)    (13,843,177)     (1,366,365)     (2,621,720)
         (697,607)        (69,751)     (1,587,626)     (3,404,162)     (1,073,444)     (2,063,606)       (163,374)       (356,407)
        4,355,637      10,429,559       2,737,144       6,612,908       6,998,862      30,731,867       1,729,379       4,808,762
        3,787,260       3,982,883      (3,157,600)    (17,200,168)     (2,785,686)     (6,193,239)       (600,145)     (2,049,229)

               --              --              --              --              --              --      (8,547,910)             --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,335,370      18,585,603      (4,543,349)    (21,936,923)      2,871,435      26,850,955      (7,160,521)      2,422,443
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          (11,763)         18,915         (43,228)        170,735         (28,681)        211,006         (11,190)         48,253
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       15,070,898      12,079,022      13,270,362     (76,088,413)     16,824,447     (28,942,684)     (2,355,643)    (10,037,804)

       25,330,632      13,251,610     228,615,970     304,704,383     196,671,975     225,614,659      47,350,766      57,388,570
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  40,401,530   $  25,330,632   $ 241,886,332   $ 228,615,970   $ 213,496,422   $ 196,671,975   $  44,995,123   $  47,350,766
    =============   =============   =============   =============   =============   =============   =============   =============

             MAINSTAY VP                        ALGER
             LORD ABBETT                      AMERICAN
             DEVELOPING                         SMALL                          AMSOUTH                         AMSOUTH
              GROWTH--                    CAPITALIZATION--                    ENHANCED                      INTERNATIONAL
            INITIAL CLASS                  CLASS O SHARES                    MARKET FUND                     EQUITY FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)         2003(b)         2002(a)         2003(b)         2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (145,990)  $    (320,655)  $    (367,250)  $    (869,217)  $      (7,269)  $     (15,106)  $      (1,175)  $      (2,674)
         (764,724)     (1,645,932)     (1,629,465)    (11,478,603)        (25,373)        (85,251)         (1,300)        (35,827)
               --              --              --              --              --              --              --              --
        4,222,397      (6,237,398)      9,325,666      (8,183,074)        194,835        (336,281)         22,145         (12,840)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        3,311,683      (8,203,985)      7,328,951     (20,530,894)        162,193        (436,638)         19,670         (51,341)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,097,814       1,555,247       2,011,739       2,954,776         (14,912)        602,804             (96)        159,216
         (387,983)       (939,721)     (1,454,141)     (3,405,220)        (44,014)       (165,467)         (2,151)         (1,866)
          (39,771)       (105,555)       (160,483)       (524,486)             --        (101,899)             --              --
          921,871       1,156,733       1,197,407       3,563,096         105,308         594,101           9,244           3,409
        1,436,762        (513,401)        301,146      (4,049,008)         29,184         (43,888)         16,204         (86,013)

               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,028,693       1,153,303       1,895,668      (1,460,842)         75,566         885,651          23,201          74,746
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (7,963)         26,836         (20,399)         71,007            (392)          1,463             (76)            218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,332,413      (7,023,846)      9,204,220     (21,920,729)        237,367         450,476          42,795          23,623

       19,596,653      26,620,499      50,199,737      72,120,466       1,562,440       1,111,964         139,365         115,742
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  25,929,066   $  19,596,653   $  59,403,957   $  50,199,737   $   1,799,807   $   1,562,440   $     182,160   $     139,365
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)


                                                                  AmSouth                         AmSouth
                                                              Large Cap Fund                   Mid Cap Fund
                                                       -----------------------------   -----------------------------
                                                          2003(b)         2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (18,412)  $     (32,077)  $      (6,670)  $     (11,064)
    Net realized gain (loss) on investments..........        (29,813)        (93,043)        (11,809)        (26,000)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................        336,525        (548,806)        113,097        (150,238)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................        288,300        (673,926)         94,618        (187,302)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        (17,214)        663,341          19,632         356,566
    Policyowners' surrenders.........................        (93,802)       (249,213)        (25,471)        (38,554)
    Policyowners' annuity and death benefits.........             --             (18)             --              --
    Net transfers from (to) Fixed Account............        329,579       1,028,687          64,190         189,028
    Transfers between Investment Divisions...........         66,538        (128,394)         20,546          (9,203)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        285,101       1,314,403          78,897         497,837
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           (704)          2,373            (237)            688
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............        572,697         642,850         173,278         311,223
NET ASSETS:
    Beginning of period..............................      2,526,108       1,883,258         826,398         515,175
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $   3,098,805   $   2,526,108   $     999,676   $     826,398
                                                       =============   =============   =============   =============

                                                                Janus Aspen                     Janus Aspen
                                                                  Series                          Series
                                                                Balanced--                  Worldwide Growth--
                                                           Institutional Shares            Institutional Shares
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   3,446,613   $   6,716,469   $     515,825   $  (1,719,786)
    Net realized gain (loss) on investments..........     (3,354,918)      2,707,941      (8,660,711)    (16,077,361)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     32,632,390     (62,206,513)     23,427,273     (86,686,068)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     32,724,085     (52,782,103)     15,282,387    (104,483,215)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     17,784,026      39,015,590       6,285,178      14,576,401
    Policyowners' surrenders.........................    (22,127,429)    (43,144,584)     (8,715,464)    (20,341,899)
    Policyowners' annuity and death benefits.........     (2,714,642)     (6,031,215)     (1,323,737)     (2,560,686)
    Net transfers from (to) Fixed Account............     14,536,515      55,406,562       2,855,939      12,038,194
    Transfers between Investment Divisions...........     (5,496,504)    (28,150,818)     (1,539,889)    (30,324,194)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,981,966      17,095,535      (2,437,973)    (26,612,184)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (75,681)        206,054         (25,614)        377,749
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     34,630,370     (35,480,514)     12,818,800    (130,717,650)
NET ASSETS:
    Beginning of period..............................    600,395,133     635,875,647     267,040,542     397,758,192
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 635,025,503   $ 600,395,133   $ 279,859,342   $ 267,040,542
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (201,375)  $     400,940   $     (71,055)  $     (91,691)  $    (564,033)  $  (1,640,872)  $   2,015,845   $     465,463
         (687,938)     (1,285,632)       (995,129)       (784,663)     (2,947,823)     (3,204,601)     (4,329,362)     (7,059,406)
               --              --              --              --              --              --              --       4,144,386

        3,176,786      (3,329,468)      3,221,972      (2,653,322)     26,653,273     (27,337,803)     18,679,367     (35,697,937)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        2,287,473      (4,214,160)      2,155,788      (3,529,676)     23,141,417     (32,183,276)     16,365,850     (38,147,494)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        1,240,342       2,347,413       2,156,453       1,883,098       9,711,191      15,132,643       5,681,680      12,589,099
         (909,185)     (1,943,927)       (195,048)       (451,769)     (8,955,992)    (17,590,147)     (6,107,662)    (12,282,973)
         (285,417)       (403,510)       (500,164)        (95,536)     (1,782,132)     (2,593,900)     (1,798,161)     (2,287,543)
        1,659,177       3,761,864         948,297       2,940,310       8,946,709      20,029,474       5,222,784      24,335,650
         (186,125)     (1,611,324)      4,108,359       2,810,186      (1,114,200)    (10,144,196)     (1,795,255)     (4,843,418)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,518,792       2,150,516       6,517,897       7,086,289       6,805,576       4,833,874       1,203,386      17,510,815
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (5,204)         14,245          (4,998)          9,350         (51,572)        127,294         (34,233)        154,617
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,801,061      (2,049,399)      8,668,687       3,565,963      29,895,421     (27,222,108)     17,535,003     (20,482,062)

       27,386,283      29,435,682       7,372,600       3,806,637     262,135,838     289,357,946     167,744,577     188,226,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  31,187,344   $  27,386,283   $  16,041,287   $   7,372,600   $ 292,031,259   $ 262,135,838   $ 185,279,580   $ 167,744,577
    =============   =============   =============   =============   =============   =============   =============   =============

               MFS(R)                                                          MFS(R)                     NEUBERGER BERMAN
              INVESTORS                        MFS(R)                         UTILITIES                          AMT
           TRUST SERIES--                 RESEARCH SERIES--                   SERIES--                         MID-CAP
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  GROWTH--CLASS I
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $      (4,127)  $    (273,007)  $      (2,842)  $    (486,683)  $      20,270   $       7,089   $     (24,383)  $     (27,511)
       (1,140,778)     (2,594,462)     (2,896,936)     (8,468,022)        (19,952)       (125,455)       (151,254)        (60,285)
               --              --              --              --              --              --              --              --

        3,251,058      (5,326,780)      6,196,489      (4,091,609)        218,317         (27,232)        562,148        (557,953)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        2,106,153      (8,194,249)      3,296,711     (13,046,314)        218,635        (145,598)        386,511        (645,749)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          653,506       2,408,914       1,012,573       1,540,618          16,315         205,255         136,457         497,105
         (912,269)     (2,216,932)     (1,001,220)     (2,337,459)        (42,898)       (138,440)       (112,180)       (134,446)
         (205,077)       (568,429)       (192,387)       (485,420)             --              --          (1,904)        (16,859)
          904,869       4,395,598         650,469       2,847,962         404,052         563,809         557,665       1,867,923
         (841,474)     (2,974,318)       (870,988)     (6,570,408)        131,068        (138,992)        (43,372)        829,316
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (400,445)      1,044,833        (401,553)     (5,004,707)        508,537         491,632         536,666       3,043,039
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (4,684)         29,895          (8,091)         47,938            (606)            635            (887)          1,790
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,701,024      (7,119,521)      2,887,067     (18,003,083)        726,566         346,669         922,290       2,399,080

       27,221,183      34,340,704      34,537,955      52,541,038         740,066         393,397       3,046,981         647,901
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  28,922,207   $  27,221,183   $  37,425,022   $  34,537,955   $   1,466,632   $     740,066   $   3,969,271   $   3,046,981
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                                  Van Eck
                                                               T. Rowe Price                     Worldwide
                                                                  Equity                           Hard
                                                             Income Portfolio                     Assets
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     115,555   $     324,257   $     (21,225)  $     (72,490)
    Net realized gain (loss) on investments..........     (1,447,235)     (3,020,615)       (239,408)       (555,541)
    Realized gain distribution received..............             --         115,918              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     12,415,940     (16,792,258)        789,577        (371,780)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     11,084,260     (19,372,698)        528,944        (999,811)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      7,379,971      14,114,112         522,138       1,031,243
    Policyowners' surrenders.........................     (3,748,769)     (7,417,923)       (438,149)       (563,324)
    Policyowners' annuity and death benefits.........       (632,054)     (1,480,499)       (219,957)       (180,925)
    Net transfers from (to) Fixed Account............      8,638,601      30,489,156         771,226       1,795,782
    Transfers between Investment Divisions...........      1,553,526       4,109,856        (333,991)      4,090,054
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,191,275      39,814,702         301,267       6,172,830
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (23,104)         86,003          (1,576)          4,897
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     24,252,431      20,528,007         828,635       5,177,916
NET ASSETS:
    Beginning of period..............................    116,618,186      96,090,179       8,955,089       3,777,173
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 140,870,617   $ 116,618,186   $   9,783,724   $   8,955,089
                                                       =============   =============   =============   =============

                                                                Van Kampen
                                                                    UIF
                                                             Emerging Markets
                                                                 Equity--
                                                                  Class I
                                                       -----------------------------
                                                           2003           2002(a)
                                                       -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (238,836)  $    (480,356)
    Net realized gain (loss) on investments..........       (397,390)     (1,324,415)
    Realized gain distribution received..............             --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,208,488       1,026,842
                                                       -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      5,572,262        (777,929)
                                                       -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        700,589       2,027,022
    Policyowners' surrenders.........................     (1,387,507)     (3,707,217)
    Policyowners' annuity and death benefits.........        (75,027)       (187,905)
    Net transfers from (to) Fixed Account............        648,955       1,506,146
    Transfers between Investment Divisions...........     (2,062,951)     (4,549,358)
                                                       -------------   -------------
      Net contributions and (withdrawals)............     (2,175,941)     (4,911,312)
                                                       -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (9,855)         12,568
                                                       -------------   -------------
        Increase (decrease) in net assets............      3,386,466      (5,676,673)
NET ASSETS:
    Beginning of period..............................     25,761,031      31,437,704
                                                       -------------   -------------
    End of period....................................  $  29,147,497   $  25,761,031
                                                       =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2003
(Unaudited)

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $        (814)     $        (344)     $        (535)
    Net realized gain (loss) on investments...........              --                  1                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (7,879)           (14,207)            (9,442)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (8,693)           (14,550)            (9,977)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............       1,791,911            853,483          1,339,136
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............          34,356             11,517             25,219
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............       1,826,267            865,000          1,364,355
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               3                  3                  3
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............       1,817,577            850,453          1,354,381
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $   1,817,577      $     850,453      $   1,354,381
                                                         =============      =============      =============

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $         (47)     $        (202)     $        (254)
    Net realized gain (loss) on investments...........              --                 --                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (2,183)            (4,937)            (3,632)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (2,230)            (5,139)            (3,886)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         297,758            470,486            894,896
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............           1,495              6,205              7,287
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............         299,253            476,691            902,183
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................              --                  1                 --
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............         297,023            471,553            898,297
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $     297,023      $     471,553      $     898,297
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $        (347)     $        (751)     $        (262)     $      (2,208)     $        (811)
               (12)                --                 --                 --                  7
                --                 --                 --                 --                 --

           (12,633)           (10,405)            (6,846)            15,667            (31,747)
     -------------      -------------      -------------      -------------      -------------

           (12,992)           (11,156)            (7,108)            13,459            (32,551)
     -------------      -------------      -------------      -------------      -------------

           970,563          1,662,212            629,448          5,166,923          2,533,635
                --                 --                 --                 --                 --
                --                 --                 --                 --                 --
            21,323             31,872              8,040             82,600             27,726
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
           991,886          1,694,084            637,488          5,249,523          2,561,361
     -------------      -------------      -------------      -------------      -------------

                 3                  4                  2                 (2)                 7
     -------------      -------------      -------------      -------------      -------------
           978,897          1,682,932            630,382          5,262,980          2,528,817

                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $     978,897      $   1,682,932      $     630,382      $   5,262,980      $   2,528,817
     =============      =============      =============      =============      =============

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $        (164)     $        (225)     $        (354)      $         (28)     $         (70)
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --

            (1,180)            (6,393)            (9,334)               (905)            (2,954)
     -------------      -------------      -------------       -------------      -------------

            (1,344)            (6,618)            (9,688)               (933)            (3,024)
     -------------      -------------      -------------       -------------      -------------

           366,986            485,785            780,370             108,142            363,412
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --
             6,243              4,693              8,937               2,365              5,140
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
           373,229            490,478            789,307             110,507            368,552
     -------------      -------------      -------------       -------------      -------------

                (1)                 2                  3                  --                 --
     -------------      -------------      -------------       -------------      -------------
           371,884            483,862            779,622             109,574            365,528

                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
     $     371,884      $     483,862      $     779,622       $     109,574      $     365,528
     =============      =============      =============       =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $        (143)     $        (157)     $         (63)
    Net realized gain (loss) on investments...........               7                 --                 --
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (3,963)              (581)              (674)
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (4,099)              (738)              (737)
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         253,346            259,908            188,283
    Policyowners' surrenders..........................              --                 --                 --
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............           3,603              2,938              1,806
    Transfers between Investment Divisions............              --                 --                 --
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............         256,949            262,846            190,089
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               1                 --                 --
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............         252,851            262,108            189,352
NET ASSETS:
    Beginning of period...............................              --                 --                 --
                                                         -------------      -------------      -------------
    End of period.....................................   $     252,851      $     262,108      $     189,352
                                                         =============      =============      =============


                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $         (55)      $         (43)      $          --
    Net realized gain (loss) on investments...........              --                  --                  --
    Realized gain distribution received...............              --                  --                  --
    Change in unrealized appreciation (depreciation)
      on investments..................................          (1,439)               (898)                 --
                                                         -------------       -------------       -------------
      Net increase (decrease) in net assets resulting
        from operations...............................          (1,494)               (941)                 --
                                                         -------------       -------------       -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............         141,392             169,157                  --
    Policyowners' surrenders..........................              --                  --                  --
    Policyowners' annuity and death benefits..........              --                  --                  --
    Net transfers from (to) Fixed Account.............           2,189               2,907                  --
    Transfers between Investment Divisions............              --                  --                  --
                                                         -------------       -------------       -------------
      Net contributions and (withdrawals).............         143,581             172,064                  --
                                                         -------------       -------------       -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................               1                  --                  --
                                                         -------------       -------------       -------------
        Increase (decrease) in net assets.............         142,088             171,123                  --
NET ASSETS:
    Beginning of period...............................              --                  --                  --
                                                         -------------       -------------       -------------
    End of period.....................................   $     142,088       $     171,123       $          --
                                                         =============       =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
     $        (150)     $        (388)     $        (243)       $      11,597        $       1,405
                --                 --                 --                    3                   --
                --                 --                 --                   --                   --

            (3,894)            (4,103)            (8,769)             (30,481)              (5,340)
     -------------      -------------      -------------        -------------        -------------

            (4,044)            (4,491)            (9,012)             (18,881)              (3,935)
     -------------      -------------      -------------        -------------        -------------

           363,945            946,749            718,087            1,924,882              315,160
                --                 --                 --                   --                   --
                --                 --                 --                   --                   --
             4,205             11,719             10,482               25,345                4,770
                --                 --                 --                   --                   --
     -------------      -------------      -------------        -------------        -------------
           368,150            958,468            728,569            1,950,227              319,930
     -------------      -------------      -------------        -------------        -------------

                 1                  1                  2                    5                    1
     -------------      -------------      -------------        -------------        -------------
           364,107            953,978            719,559            1,931,351              315,996

                --                 --                 --                   --                   --
     -------------      -------------      -------------        -------------        -------------
     $     364,107      $     953,978      $     719,559        $   1,931,351        $     315,996
     =============      =============      =============        =============        =============

    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $          --         $       1,374         $         (13)
                --                    --                    --
                --                    --                    --

                --               (12,192)                  102
     -------------         -------------         -------------

                --               (10,818)                   89
     -------------         -------------         -------------

             8,779               823,705                34,889
                --                    --                    --
                --                    --                    --
                --                12,005                   513
                --                    --                    --
     -------------         -------------         -------------
             8,779               835,710                35,402
     -------------         -------------         -------------

                --                     2                    --
     -------------         -------------         -------------
             8,779               824,894                35,491

                --                    --                    --
     -------------         -------------         -------------
     $       8,779         $     824,894         $      35,491
     =============         =============         =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account.

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II

  Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of the Separate Account are as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Number of shares.........................................       22,711                 20,491              313,632
Identified cost..........................................     $307,352               $628,697           $  313,646


                                                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                               MID CAP               MID CAP              SMALL CAP
                                                               CORE--               GROWTH--              GROWTH--
                                                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                            ---------------------------------------------------------
Number of shares..........................................        3,117                 4,088                  4,990
Identified cost...........................................     $ 27,924              $ 32,110             $   39,422

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Purchases................................................     $ 55,568               $ 14,171           $  546,834
Proceeds from sales......................................       11,523                 27,895              598,598


                                                            MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                              MID CAP               MID CAP              SMALL CAP
                                                              CORE--               GROWTH--              GROWTH--
                                                           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                           ---------------------------------------------------------
Purchases................................................     $  7,067              $ 12,024             $   13,515
Proceeds from sales......................................        1,241                 1,203                  3,357

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         19,226             9,259            30,865            17,455             73,893            27,750             3,475
       $212,400          $ 85,655          $335,762          $415,702           $677,481          $712,659          $ 34,251

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,464            16,682             4,973             4,498            10,364             3,598              4,231
       $311,032          $255,156          $ 54,173          $ 44,779          $164,230          $ 33,885           $ 65,322


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 23,591          $ 16,260          $ 77,027          $  9,837           $107,792          $ 32,672          $139,233
          7,360             2,930            25,984            18,338             25,434            34,649           135,938

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 10,173          $ 12,691          $  4,181          $  5,081          $  7,861          $  4,043           $ 21,220
         16,281            11,121            11,674            11,246             8,695             1,149             19,687

--------------------------------------------------------------------------------


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Number of shares..........          249               25                 401                 153           19,143
Identified cost...........     $  1,952         $    183            $  3,293            $  1,072         $ 37,065

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Number of shares..........          104              297               7,912                 898            4,340
Identified cost...........     $  1,289         $  3,949            $146,162            $  9,667         $ 39,394


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Purchases.................     $    184         $     28            $    376            $     98         $  3,015
Proceeds from sales.......          115                6                 108                  25            1,693

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Purchases.................     $    715         $    932            $ 19,433            $  2,248         $306,477
Proceeds from sales.......          184              416               6,068               1,965          308,879

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,241            14,854             9,445            29,478            12,618             1,992             3,167
       $ 15,269          $346,920          $213,864          $730,308          $497,376          $ 36,373          $ 57,325

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 10,078          $ 19,770          $ 15,201          $ 39,082          $ 68,739          $  1,967          $  2,343
          3,615            13,499            11,954            33,622            70,662             2,375             2,750

--------------------------------------------------------------------------------

At June 30, 2003, the investments of the Separate Account are as follows:


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Number of shares........................................         127                      47                   137
Identified cost.........................................    $  1,826                $    865              $  1,364


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Number of shares........................................         114                    46                      33
Identified cost.........................................    $    902              $    373              $      490

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Purchases...............................................    $  1,826               $    866              $    1,364
Proceeds from sales.....................................          --                      1                      --


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Purchases...............................................    $    902               $    373             $      490
Proceeds from sales.....................................          --                     --                     --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
            110               148                38                590               128                29                51
       $    992          $  1,694          $    637           $  5,250          $  2,561          $    299          $    477

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
             61                12                42                25                36                 13                51
       $    789          $    111          $    369          $    257          $    263           $    190          $    368


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $    992          $  1,694          $    637           $  5,250          $  2,562          $    299          $    477
             --                --                --                 --                 1                --                --

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $    789          $    111          $    369          $    258          $    263           $    190          $    368
             --                --                --                 1                --                 --                --

--------------------------------------------------------------------------------

                                                                      FIDELITY(R)                           JANUS ASPEN
                                                   FIDELITY(R)            VIP            JANUS ASPEN          SERIES
                                                       VIP              EQUITY-            SERIES            WORLDWIDE
                                                 CONTRAFUND(R)--       INCOME--          BALANCED--          GROWTH--
                                                 SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES
                                                 ------------------------------------------------------------------------
Number of shares...............................           49                 37                 86                 14
Identified cost................................     $    958           $    729           $  1,963           $    321


                                                                      FIDELITY(R)                           JANUS ASPEN
                                                   FIDELITY(R)            VIP            JANUS ASPEN          SERIES
                                                       VIP              EQUITY-            SERIES            WORLDWIDE
                                                 CONTRAFUND(R)--       INCOME--          BALANCED--          GROWTH--
                                                 SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES
                                                 ------------------------------------------------------------------------
Purchases......................................     $    958           $    729           $  1,963           $    321
Proceeds from sales............................           --                 --                  1                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
             10               14               --                1               36                5
       $    144         $    172         $     --         $      9         $    837         $     35

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
       $    144         $    172         $     --         $      9         $    837         $     35
             --               --               --               --               --               --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003 and the year ended December 31, 2002, were as follows:


                                                                                                         MAINSTAY VP
                                                                     MAINSTAY VP                           CAPITAL
                                                                       BOND--                          APPRECIATION--
                                                                    INITIAL CLASS                       INITIAL CLASS
                                                              -------------------------           -------------------------
                                                               2003              2002              2003              2002
                                                              -------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners.......        519             1,007               368               992
Units redeemed on surrenders..............................       (635)           (1,163)             (987)           (2,156)
Units redeemed on annuity and death benefits..............        (99)             (121)             (145)             (211)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................        213             1,401              (137)              (40)
Units issued (redeemed) on transfers between Investment
  Divisions...............................................        617             1,819              (651)           (2,243)
                                                              -------           -------           -------           -------
  Net increase (decrease).................................        615             2,943            (1,552)           (3,658)
Units outstanding, beginning of period....................     14,282            11,339            25,441            29,099
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................     14,897            14,282            23,889            25,441
                                                              =======           =======           =======           =======
SERIES II POLICIES
Units issued on payments received from policyowners.......         30               108                 2                16
Units redeemed on surrenders..............................        (45)              (67)               (3)               (8)
Units redeemed on annuity and death benefits..............         --                (7)               (1)              (20)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................         (1)               (4)               (2)              (12)
Units issued (redeemed) on transfers between Investment
  Divisions...............................................         (4)               44               (11)               12
                                                              -------           -------           -------           -------
  Net increase (decrease).................................        (20)               74               (15)              (12)
Units outstanding, beginning of period....................        170                96               174               186
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................        150               170               159               174
                                                              =======           =======           =======           =======
SERIES III POLICIES
Units issued on payments received from policyowners.......        751               344               679               318
Units redeemed on surrenders..............................       (134)              (92)              (76)             (105)
Units redeemed on annuity and death benefits..............        (46)               (4)              (55)              (17)
Units issued (redeemed) on net transfers from (to) Fixed
  Account.................................................      1,476             2,360               536             1,421
Units issued (redeemed) on transfers between Investment
  Divisions...............................................         72               224                71              (320)
                                                              -------           -------           -------           -------
  Net increase (decrease).................................      2,119             2,832             1,155             1,297
Units outstanding, beginning of period....................      3,538               706             3,001             1,704
                                                              -------           -------           -------           -------
Units outstanding, end of period..........................      5,657             3,538             4,156             3,001
                                                              =======           =======           =======           =======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--      EQUITY INCOME--      GOVERNMENT--
     CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
     2003      2002      2003      2002      2003      2002      2003      2002
    -----------------------------------------------------------------------------
     10,305    17,287       210       596       245       791       668     1,125
    (18,559)  (40,171)     (325)     (666)     (169)     (207)     (744)     (942)
       (475)   (2,007)      (52)      (98)      (19)      (16)     (101)     (112)
    (14,726)  (12,389)       92       663       201     1,191       101       901
    (16,026)   40,054       235      (413)       49     1,838       679     5,995
    -------   -------   -------   -------   -------   -------   -------   -------
    (39,481)    2,774       160        82       307     3,597       603     6,967
    208,084   205,310     9,467     9,385     5,378     1,781    15,260     8,293
    -------   -------   -------   -------   -------   -------   -------   -------
    168,603   208,084     9,627     9,467     5,685     5,378    15,863    15,260
    =======   =======   =======   =======   =======   =======   =======   =======
      5,206    16,856         7        64         4        57        61       179
     (4,225)  (10,906)      (10)      (25)       (5)      (10)      (55)      (28)
         --        --        --       (17)       --        --        --        (5)
       (374)     (447)        2       (21)       (2)       (2)       (6)       (3)
      2,080     5,034        (8)        9        --        11       (14)       16
    -------   -------   -------   -------   -------   -------   -------   -------
      2,687    10,537        (9)       10        (3)       56       (14)      159
     25,991    15,454       209       199        67        11       287       128
    -------   -------   -------   -------   -------   -------   -------   -------
     28,678    25,991       200       209        64        67       273       287
    =======   =======   =======   =======   =======   =======   =======   =======
     14,798    19,458       514       236       332       235     1,098       448
     (2,361)   (4,700)      (82)      (64)      (58)      (29)     (135)      (99)
       (318)      (75)       (4)      (15)       --        (1)      (43)      (13)
      7,778    21,984       619     1,554       594     1,397     1,910     1,781
    (27,897)   (1,240)      246      (128)      (61)       63      (285)      927
    -------   -------   -------   -------   -------   -------   -------   -------
     (8,000)   35,427     1,293     1,583       807     1,665     2,545     3,044
     65,803    30,376     2,708     1,125     1,806       141     3,842       798
    -------   -------   -------   -------   -------   -------   -------   -------
     57,803    65,803     4,001     2,708     2,613     1,806     6,387     3,842
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                       HIGH YIELD
                                                                    GROWTH EQUITY--                  CORPORATE BOND--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2003             2002             2003             2002
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners.........       181              620              679            1,377
Units redeemed on surrenders................................      (525)          (1,074)          (1,234)          (2,461)
Units redeemed on annuity and death benefits................       (71)            (138)            (177)            (384)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................       (18)             456               91              459
Units issued (redeemed) on transfers between Investment
  Divisions.................................................      (383)          (1,352)           2,225              259
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................      (816)          (1,488)           1,584             (750)
Units outstanding, beginning of period......................    14,959           16,447           27,478           28,228
                                                                ------           ------           ------           ------
Units outstanding, end of period............................    14,143           14,959           29,062           27,478
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units issued on payments received from policyowners.........         2               30               48              126
Units redeemed on surrenders................................       (12)              (8)             (32)             (25)
Units redeemed on annuity and death benefits................        --              (15)              --              (26)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................         2              (23)              40                3
Units issued (redeemed) on transfers between Investment
  Divisions.................................................       (21)               5               97               28
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................       (29)             (11)             153              106
Units outstanding, beginning of period......................       219              230              255              149
                                                                ------           ------           ------           ------
Units outstanding, end of period............................       190              219              408              255
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units issued on payments received from policyowners.........       284              421            1,533              611
Units redeemed on surrenders................................      (105)            (122)            (134)            (128)
Units redeemed on annuity and death benefits................        (5)             (29)             (56)              (8)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................       494            1,522            1,048            2,567
Units issued (redeemed) on transfers between Investment
  Divisions.................................................      (158)            (168)           1,435              (97)
                                                                ------           ------           ------           ------
  Net increase (decrease)...................................       510            1,624            3,826            2,945
Units outstanding, beginning of period......................     3,678            2,054            4,546            1,601
                                                                ------           ------           ------           ------
Units outstanding, end of period............................     4,188            3,678            8,372            4,546
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP       MAINSTAY VP
       MAINSTAY VP            MAINSTAY VP             MID CAP           MID CAP
    INDEXED EQUITY--    INTERNATIONAL EQUITY--        CORE--           GROWTH--
      INITIAL CLASS          INITIAL CLASS         INITIAL CLASS     INITIAL CLASS
    -----------------   -----------------------   ---------------   ---------------
     2003      2002        2003         2002       2003     2002     2003     2002
    -------------------------------------------------------------------------------
       392     1,076          62          103         99      232      140      349
      (958)   (2,155)        (73)         (98)       (39)     (70)     (34)     (47)
      (194)     (312)        (22)         (18)        (2)      (5)      (4)      (5)
       (20)      386           9           65         35      320      115      429
      (482)   (1,986)         95          344         37      661      464      187
    ------    ------      ------       ------     ------   ------   ------   ------
    (1,262)   (2,991)         71          396        130    1,138      681      913
    27,274    30,265       1,933        1,537      1,872      734    1,768      855
    ------    ------      ------       ------     ------   ------   ------   ------
    26,012    27,274       2,004        1,933      2,002    1,872    2,449    1,768
    ======    ======      ======       ======     ======   ======   ======   ======
        14        51           4            6          1        7        2       12
        (6)      (13)         (1)          (3)        (1)      (1)      (2)      (1)
        --       (15)         --           --         --       --       --       --
        --        (4)         38           21         (1)      --        1       --
        13         7         (21)         (22)         2        2       --        1
    ------    ------      ------       ------     ------   ------   ------   ------
        21        26          20            2          1        8        1       12
       250       224          34           32          8       --       17        5
    ------    ------      ------       ------     ------   ------   ------   ------
       271       250          54           34          9        8       18       17
    ======    ======      ======       ======     ======   ======   ======   ======
     1,141     1,275         125           61        134       40      185       73
      (132)     (155)        (16)          (9)       (13)      (9)     (10)     (16)
        (6)      (20)         (1)          (4)        --       (1)     (34)      (3)
     1,167     3,173         217          245        176      347      273      479
        57      (187)         17           54         82       18      170       34
    ------    ------      ------       ------     ------   ------   ------   ------
     2,227     4,086         342          347        379      395      584      567
     6,206     2,120         481          134        420       25      606       39
    ------    ------      ------       ------     ------   ------   ------   ------
     8,433     6,206         823          481        799      420    1,190      606
    ======    ======      ======       ======     ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                        SMALL CAP        MAINSTAY VP
                                                        GROWTH--       TOTAL RETURN--
                                                      INITIAL CLASS     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2003     2002     2003     2002
                                                     ---------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................      --       --       --       --
Units issued on payments received from
  policyowners.....................................     161      440      170      585
Units redeemed on surrenders.......................    (100)    (136)    (554)  (1,276)
Units redeemed on annuity and death benefits.......     (60)      (5)    (105)    (208)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     103      564      (90)     (83)
Units issued (redeemed) on transfers between
  Investment Divisions.............................     310      451     (235)  (1,144)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................     414    1,314     (814)  (2,126)
Units outstanding, beginning of period.............   2,600    1,286   14,813   16,939
                                                     ------   ------   ------   ------
Units outstanding, end of period...................   3,014    2,600   13,999   14,813
                                                     ======   ======   ======   ======
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       3        5        2       18
Units redeemed on surrenders.......................      (1)      (1)      (1)     (15)
Units redeemed on annuity and death benefits.......      --       --       --      (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      --        3       (1)      (9)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      --        3        1       (2)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................       2       10        1      (24)
Units outstanding, beginning of period.............      38       28      278      302
                                                     ------   ------   ------   ------
Units outstanding, end of period...................      40       38      279      278
                                                     ======   ======   ======   ======
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................     202      104      320      171
Units redeemed on surrenders.......................     (17)     (12)     (62)     (64)
Units redeemed on annuity and death benefits.......     (36)      (3)      (4)      (6)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     321      649      448      959
Units issued (redeemed) on transfers between
  Investment Divisions.............................     163      (39)       7      (15)
                                                     ------   ------   ------   ------
  Net increase (decrease)..........................     633      699      709    1,045
Units outstanding, beginning of period.............     782       83    1,762      717
                                                     ------   ------   ------   ------
Units outstanding, end of period...................   1,415      782    2,471    1,762
                                                     ======   ======   ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2003     2002     2003      2002      2003     2002     2003     2002
    -----------------------------------------------------------------------
        --       --   (1,000)       --    (1,000)      --       --       --
       229      730       68       185        64      199      119      434
      (484)    (801)    (150)     (288)      (99)    (201)    (296)    (644)
       (62)    (119)     (21)      (41)      (20)     (38)     (53)     (78)
        59      806       26       287        32      294      (18)     273
      (172)    (392)     (96)     (275)      (53)    (151)    (220)  (1,147)
    ------   ------   ------    ------    ------   ------   ------   ------
      (430)     224   (1,173)     (132)   (1,076)     103     (468)  (1,162)
    11,706   11,482    5,461     5,593     4,314    4,211    8,375    9,537
    ------   ------   ------    ------    ------   ------   ------   ------
    11,276   11,706    4,288     5,461     3,238    4,314    7,907    8,375
    ======   ======   ======    ======    ======   ======   ======   ======
         3       45        4        29         2        6        2       23
       (10)      (7)      (3)       (4)       (3)      (2)      (5)      (6)
        --       (1)      --        --        --       --       --       --
        (3)      (1)       1        (3)       (1)      --        3        2
         2       (3)       1         1         1        3       (1)      (1)
    ------   ------   ------    ------    ------   ------   ------   ------
        (8)      33        3        23        (1)       7       (1)      18
       106       73       32         9        41       34       87       69
    ------   ------   ------    ------    ------   ------   ------   ------
        98      106       35        32        40       41       86       87
    ======   ======   ======    ======    ======   ======   ======   ======
       247      281      108        49       101       44      252      146
       (66)     (65)     (19)      (11)      (24)     (24)     (44)     (75)
       (12)     (11)      --        --        (3)      (2)     (51)      (4)
       488    1,618      181       279       207      405      275      648
       (68)    (146)       7        20        36      (95)     143     (158)
    ------   ------   ------    ------    ------   ------   ------   ------
       589    1,677      277       337       317      328      575      557
     2,714    1,037      507       170       762      434    1,907    1,350
    ------   ------   ------    ------    ------   ------   ------   ------
     3,303    2,714      784       507     1,079      762    2,482    1,907
    ======   ======   ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2003       2002        2003         2002
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................      64        129         127          325
Units redeemed on surrenders.......................     (54)      (124)       (208)        (463)
Units redeemed on annuity and death benefits.......      (7)       (16)        (25)         (58)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      31         38           4          176
Units issued (redeemed) on transfers between
  Investment Divisions.............................     108        (93)        (41)        (652)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................     142        (66)       (143)        (672)
Units outstanding, beginning of period.............   2,893      2,959       7,192        7,864
                                                      -----      -----       -----        -----
Units outstanding, end of period...................   3,035      2,893       7,049        7,192
                                                      =====      =====       =====        =====
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       3         15          --           16
Units redeemed on surrenders.......................      --         --          --           (3)
Units redeemed on annuity and death benefits.......      --         --          --           --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       1         (1)          1           (1)
Units issued (redeemed) on transfers between
  Investment Divisions.............................       3         (1)          1           (2)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................       7         13           2           10
Units outstanding, beginning of period.............      19          6          97           87
                                                      -----      -----       -----        -----
Units outstanding, end of period...................      26         19          99           97
                                                      =====      =====       =====        =====
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................      64         41         194           58
Units redeemed on surrenders.......................      (7)        (5)        (31)         (32)
Units redeemed on annuity and death benefits.......      --         --          --          (18)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      90        117         175          429
Units issued (redeemed) on transfers between
  Investment Divisions.............................      88         12          86          (74)
                                                      -----      -----       -----        -----
  Net increase (decrease)..........................     235        165         424          363
Units outstanding, beginning of period.............     273        108       1,299          936
                                                      -----      -----       -----        -----
Units outstanding, end of period...................     508        273       1,723        1,299
                                                      =====      =====       =====        =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        AMSOUTH           AMSOUTH
       ENHANCED        INTERNATIONAL        AMSOUTH           AMSOUTH
      MARKET FUND       EQUITY FUND     LARGE CAP FUND     MID CAP FUND
    ---------------   ---------------   ---------------   ---------------
    2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
    =====    =====    =====    =====    =====    =====    =====    =====
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
      --        --      --        --      --        --      --        --
    -----    -----    -----    -----    -----    -----    -----    -----
      --        --      --        --      --        --      --        --
    =====    =====    =====    =====    =====    =====    =====    =====
      (2)       75      --        20      (3)       85       3        54
      (7)      (20)     --        --     (14)      (31)     (4)       (6)
      --       (12)     --        --      --        --      --        --
      16        76       1        --      50       134      11        30
       4        (7)      2       (13)      9       (19)      4        (2)
    -----    -----    -----    -----    -----    -----    -----    -----
      11       112       3         7      42       169      14        76
     239       127      21        14     385       216     146        70
    -----    -----    -----    -----    -----    -----    -----    -----
     250       239      24        21     427       385     160       146
    =====    =====    =====    =====    =====    =====    =====    =====

--------------------------------------------------------------------------------



                                                         CALVERT             DREYFUS IP
                                                          SOCIAL        TECHNOLOGY GROWTH--
                                                         BALANCED          INITIAL SHARES
                                                     ----------------   --------------------
                                                      2003     2002       2003       2002
                                                     ---------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................      39      106         69        162
Units redeemed on surrenders.......................     (55)    (122)       (16)       (52)
Units redeemed on annuity and death benefits.......     (19)     (20)       (76)        (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       1      106         27        186
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (15)    (111)       325        197
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................     (49)     (41)       329        490
Units outstanding, beginning of period.............   1,627    1,668        815        325
                                                     ------   ------     ------     ------
Units outstanding, end of period...................   1,578    1,627      1,144        815
                                                     ======   ======     ======     ======
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................      --        3         --          5
Units redeemed on surrenders.......................      (1)      (1)        (2)        (1)
Units redeemed on annuity and death benefits.......      --       --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      --       --          2         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      --        2        (10)        16
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................      (1)       4        (10)        20
Units outstanding, beginning of period.............      15       11         22          2
                                                     ------   ------     ------     ------
Units outstanding, end of period...................      14       15         12         22
                                                     ======   ======     ======     ======
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................      38       60        173         47
Units redeemed on surrenders.......................     (14)     (13)       (10)        (6)
Units redeemed on annuity and death benefits.......      (2)     (15)        --         (8)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     174      263         80        199
Units issued (redeemed) on transfers between
  Investment Divisions.............................       2       (6)       259         54
                                                     ------   ------     ------     ------
  Net increase (decrease)..........................     198      289        502        286
Units outstanding, beginning of period.............     524      235        344         58
                                                     ------   ------     ------     ------
Units outstanding, end of period...................     722      524        846        344
                                                     ======   ======     ======     ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                             JANUS ASPEN
                                          JANUS ASPEN          SERIES
      FIDELITY(R)       FIDELITY(R)          SERIES           WORLDWIDE
          VIP               VIP            BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL      INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS         SHARES            SHARES
    ---------------   ---------------   ----------------   ---------------
     2003     2002     2003     2002     2003     2002      2003     2002
    ----------------------------------------------------------------------
       260      679      148      571      444    1,537       278      795
      (563)  (1,087)    (437)    (826)  (1,152)  (2,316)     (695)  (1,417)
       (98)    (163)    (114)    (146)    (155)    (323)     (111)    (176)
        22      455       14      789      (41)   1,168       (42)     293
      (137)    (686)    (169)    (341)    (360)  (1,556)     (811)  (2,199)
    ------   ------   ------   ------   ------   ------    ------   ------
      (516)    (802)    (558)      47   (1,264)  (1,490)   (1,381)  (2,704)
    16,358   17,160   11,548   11,501   31,372   32,862    20,859   23,563
    ------   ------   ------   ------   ------   ------    ------   ------
    15,842   16,358   10,990   11,548   30,108   31,372    19,478   20,859
    ======   ======   ======   ======   ======   ======    ======   ======
         3       32        2       23       13       80         5       45
        (2)      (5)      (3)      (7)     (21)     (44)       (5)      (8)
        --       --       --       (2)      --       (1)       --       --
         4       --       (3)       7        2      (14)       (1)       5
        (2)      (2)       3        3       --       (2)       (8)      (2)
    ------   ------   ------   ------   ------   ------    ------   ------
         3       25       (1)      24       (6)      19        (9)      40
       128      103       77       53      283      264       199      159
    ------   ------   ------   ------   ------   ------    ------   ------
       131      128       76       77      277      283       190      199
    ======   ======   ======   ======   ======   ======    ======   ======
       516      274      278      300      647      657       389      279
       (74)     (85)     (64)    (108)    (220)    (209)      (94)    (115)
       (45)     (10)     (42)     (28)      (5)     (30)       (2)     (20)
       811    1,380      443    1,333    1,229    3,488       428    1,111
        60      (29)     (22)    (182)     (10)    (206)    1,694     (179)
    ------   ------   ------   ------   ------   ------    ------   ------
     1,268    1,530      593    1,315    1,641    3,700     2,415    1,076
     2,627    1,097    2,552    1,237    6,575    2,875     2,806    1,730
    ------   ------   ------   ------   ------   ------    ------   ------
     3,895    2,627    3,145    2,552    8,216    6,575     5,221    2,806
    ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)
                                                     INVESTORS TRUST    MFS(R) RESEARCH    MFS(R) UTILITIES
                                                        SERIES--           SERIES--            SERIES--
                                                      INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
                                                     ---------------   -----------------   -----------------
                                                     2003     2002      2003      2002      2003      2002
                                                     -------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................    25       198        79       137        --         7
Units redeemed on surrenders.......................  (121)     (262)     (123)     (259)       (3)       (3)
Units redeemed on annuity and death benefits.......   (21)      (70)      (27)      (56)       --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    27       284        (8)      104         1        31
Units issued (redeemed) on transfers between
  Investment Divisions.............................   (79)     (315)     (113)     (676)       14        (5)
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................  (169)     (165)     (192)     (750)       12        30
Units outstanding, beginning of period.............  3,138    3,303     4,107     4,857        45        15
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................  2,969    3,138     3,915     4,107        57        45
                                                     =====    =====     =====     =====     =====     =====
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................     2        18        --         6        --         1
Units redeemed on surrenders.......................    (1)       --        --        (3)       --        --
Units redeemed on annuity and death benefits.......    --        (1)       (1)       --        --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    --        (4)        1        (3)       --        --
Units issued (redeemed) on transfers between
  Investment Divisions.............................     3        (1)       (2)       (2)       --        --
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................     4        12        (2)       (2)       --         1
Units outstanding, beginning of period.............    41        29        53        55         1        --
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................    45        41        51        53         1         1
                                                     =====    =====     =====     =====     =====     =====
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................    38        43        61        18         1        20
Units redeemed on surrenders.......................    (8)      (21)      (21)      (40)       (3)      (18)
Units redeemed on annuity and death benefits.......    (8)       --        --        (5)       --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    71       264        92       309        54        47
Units issued (redeemed) on transfers between
  Investment Divisions.............................   (64)     (110)      (32)     (183)        5       (18)
                                                     -----    -----     -----     -----     -----     -----
  Net increase (decrease)..........................    29       176       100        99        57        31
Units outstanding, beginning of period.............   698       522       900       801        62        31
                                                     -----    -----     -----     -----     -----     -----
Units outstanding, end of period...................   727       698     1,000       900       119        62
                                                     =====    =====     =====     =====     =====     =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 VAN KAMPEN
    NEUBERGER BERMAN                                                 UIF
       AMT MID-CAP        T. ROWE PRICE         VAN ECK           EMERGING
        GROWTH--          EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--
         CLASS I            PORTFOLIO         HARD ASSETS          CLASS I
    -----------------   -----------------   ---------------   -----------------
     2003      2002      2003      2002     2003     2002      2003      2002
    ---------------------------------------------------------------------------
        --        37       226       767      17        67        46       189
        (6)      (11)     (281)     (602)    (41)      (54)     (188)     (208)
        --        (1)      (40)     (120)    (20)      (19)      (11)      (25)
        16        98       119     1,370      18         9        12        (3)
         4        78        89       243     (31)      333      (131)       88
     -----     -----     -----     -----    -----    -----     -----     -----
        14       201       113     1,658     (57)      336      (272)       41
       249        48     9,056     7,398     714       378     3,213     3,172
     -----     -----     -----     -----    -----    -----     -----     -----
       263       249     9,169     9,056     657       714     2,941     3,213
     =====     =====     =====     =====    =====    =====     =====     =====
        --         2         6        46      --         2        --        11
        --        --        (8)      (19)     --        (1)       --      (365)
        --        --        --        (2)     --        --        --        --
        --        --        (1)        1       2         1        (7)      (11)
        --         2         6         3      (2)        1       175      (633)
     -----     -----     -----     -----    -----    -----     -----     -----
        --         4         3        29      --         3       168      (998)
         4        --       110        81       6         3        21     1,019
     -----     -----     -----     -----    -----    -----     -----     -----
         4         4       113       110       6         6       189        21
     =====     =====     =====     =====    =====    =====     =====     =====
         6        13       336       325      31        14        34        43
        (9)       (5)      (86)      (85)     (7)       (5)       (9)      (23)
        --        (1)      (23)      (17)     (5)       --        --        --
        37       123       566     1,372      49       176        78       217
       (12)       23        18       (78)     (9)       39       111        82
     -----     -----     -----     -----    -----    -----     -----     -----
        22       153       811     1,517      59       224       214       319
       171        18     2,412       895     249        25       408        89
     -----     -----     -----     -----    -----    -----     -----     -----
       193       171     3,223     2,412     308       249       622       408
     =====     =====     =====     =====    =====    =====     =====     =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP            MAINSTAY VP
                                                                BOND--         CAPITAL APPRECIATION--
                                                            INITIAL CLASS          INITIAL CLASS
                                                          ------------------   ----------------------
                                                            2003     2002(a)      2003       2002(a)
                                                          -------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      642       285         255          262
Units redeemed on surrenders............................      (26)       (3)        (11)          (1)
Units redeemed on annuity and death benefits............       (5)       (2)         (1)          --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      392       237         178          135
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       (8)       54          16           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................      995       571         437          396
Units outstanding, beginning of period..................      571        --         396           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................    1,566       571         833          396
                                                           ======    ======      ======       ======
SERIES V POLICIES
Units issued on payments received from policyowners.....       14         5          --           --
Units redeemed on surrenders............................       --        --          --           --
Units redeemed on annuity and death benefits............       --        --          --           --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................        8         8           4            1
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       --        --          --           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................       22        13           4            1
Units outstanding, beginning of period..................       13        --           1           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................       35        13           5            1
                                                           ======    ======      ======       ======
SERIES VI POLICIES
Units issued on payments received from policyowners.....       --        --          --           --
Units redeemed on surrenders............................       --        --          --           --
Units redeemed on annuity and death benefits............       --        --          --           --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................       --        --          --           --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       --        --          --           --
                                                           ------    ------      ------       ------
  Net increase (decrease)...............................       --        --          --           --
Units outstanding, beginning of period..................       --        --          --           --
                                                           ------    ------      ------       ------
Units outstanding, end of period........................       --        --          --           --
                                                           ======    ======      ======       ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP          MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--       EQUITY INCOME--
     CASH MANAGEMENT      INITIAL CLASS        INITIAL CLASS
    -----------------   ------------------   ------------------
    2003(b)   2002(a)     2003     2002(a)     2003     2002(a)
    -----------------------------------------------------------
     7,001     5,486        209       223        252       216
      (119)      (40)       (11)       (2)       (15)       (4)
        --        --         --        --         (1)       (2)
     1,243     1,787        240       169        290       220
    (3,592)   (2,284)        41         6          4        (8)
    ------    ------     ------    ------     ------    ------
     4,533     4,949        479       396        530       422
     4,949        --        396        --        422        --
    ------    ------     ------    ------     ------    ------
     9,482     4,949        875       396        952       422
    ======    ======     ======    ======     ======    ======
       430       200          5        --          2         8
        99        --         --        --         --        --
        --        --         --        --         --        --
      (163)       --          2         1          8         6
      (151)      (30)         1        --          1        --
    ------    ------     ------    ------     ------    ------
       215       170          8         1         11        14
       170        --          1        --         14        --
    ------    ------     ------    ------     ------    ------
       385       170          9         1         25        14
    ======    ======     ======    ======     ======    ======
       185        --         --        --         --        --
        --        --         --        --         --        --
        --        --         --        --         --        --
         7        --         --        --         --        --
        --        --         --        --         --        --
    ------    ------     ------    ------     ------    ------
       192        --         --        --         --        --
        --        --         --        --         --        --
    ------    ------     ------    ------     ------    ------
       192        --         --        --         --        --
    ======    ======     ======    ======     ======    ======

--------------------------------------------------------------------------------



                                                            MAINSTAY VP       MAINSTAY VP
                                                           GOVERNMENT--     GROWTH EQUITY--
                                                           INITIAL CLASS     INITIAL CLASS
                                                          ---------------   ---------------
                                                          2003    2002(a)   2003    2002(a)
                                                          ---------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....   776       536     204       211
Units redeemed on surrenders............................   (53)       (4)    (10)       (2)
Units redeemed on annuity and death benefits............    (1)       --      (1)       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................   574       270     221       155
Units issued (redeemed) on transfers between Investment
  Divisions.............................................   (54)       63       3         3
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................  1,242      865     417       367
Units outstanding, beginning of period..................   865        --     367        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................  2,107      865     784       367
                                                          =====    =====    =====    =====
SERIES V POLICIES
Units issued on payments received from policyowners.....    30         8       5        --
Units redeemed on surrenders............................    --        --      --        --
Units redeemed on annuity and death benefits............    --        --      --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     6         8       6         2
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --        --      --        --
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................    36        16      11         2
Units outstanding, beginning of period..................    16        --       2        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................    52        16      13         2
                                                          =====    =====    =====    =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --        --      --        --
Units redeemed on surrenders............................    --        --      --        --
Units redeemed on annuity and death benefits............    --        --      --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --        --      --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --        --      --        --
                                                          -----    -----    -----    -----
  Net increase (decrease)...............................    --        --      --        --
Units outstanding, beginning of period..................    --        --      --        --
                                                          -----    -----    -----    -----
Units outstanding, end of period........................    --        --      --        --
                                                          =====    =====    =====    =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
        HIGH YIELD          MAINSTAY VP            MAINSTAY VP
     CORPORATE BOND--     INDEXED EQUITY--    INTERNATIONAL EQUITY--
      INITIAL CLASS        INITIAL CLASS          INITIAL CLASS
    ------------------   ------------------   ----------------------
      2003     2002(a)     2003     2002(a)      2003       2002(a)
    ----------------------------------------------------------------
       900        430       447        416          80          49
       (29)        (7)      (19)        (5)         (2)         --
        (3)        (2)       --         --          --          --
       439        313       413        238          68          31
       155         42        33         11           3          --
     -----      -----     -----      -----       -----       -----
     1,462        776       874        660         149          80
       776         --       660         --          80          --
     -----      -----     -----      -----       -----       -----
     2,238        776     1,534        660         229          80
     =====      =====     =====      =====       =====       =====
        72          1         5          5           2           1
        --         --        --         --          --          --
        --         --        --         --          --          --
         3          4         5          2           1          --
        15          1        (2)         1          --          --
     -----      -----     -----      -----       -----       -----
        90          6         8          8           3           1
         6         --         8         --           1          --
     -----      -----     -----      -----       -----       -----
        96          6        16          8           4           1
     =====      =====     =====      =====       =====       =====
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
        --         --        --         --          --          --
     -----      -----     -----      -----       -----       -----
        --         --        --         --          --          --
        --         --        --         --          --          --
     -----      -----     -----      -----       -----       -----
        --         --        --         --          --          --
     =====      =====     =====      =====       =====       =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP          MAINSTAY VP
                                                            MID CAP CORE--      MID CAP GROWTH--
                                                            INITIAL CLASS        INITIAL CLASS
                                                          ------------------   ------------------
                                                            2003     2002(a)     2003     2002(a)
                                                          ---------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      88         91       121        117
Units redeemed on surrenders............................      (6)        (1)       (7)        (1)
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      88         71       125         81
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       7         (9)       16          2
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................     177        152       255        199
Units outstanding, beginning of period..................     152         --       199         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................     329        152       454        199
                                                           =====      =====     =====      =====
SERIES V POLICIES
Units issued on payments received from policyowners.....      --          1         1         --
Units redeemed on surrenders............................      --         --        --         --
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................       2         --         2          2
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --        --         --
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................       2          1         3          2
Units outstanding, beginning of period..................       1         --         2         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................       3          1         5          2
                                                           =====      =====     =====      =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....      --         --        --         --
Units redeemed on surrenders............................      --         --        --         --
Units redeemed on annuity and death benefits............      --         --        --         --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --        --         --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --        --         --
                                                           -----      -----     -----      -----
  Net increase (decrease)...............................      --         --        --         --
Units outstanding, beginning of period..................      --         --        --         --
                                                           -----      -----     -----      -----
Units outstanding, end of period........................      --         --        --         --
                                                           =====      =====     =====      =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
    SMALL CAP GROWTH--           MAINSTAY VP                MAINSTAY VP
      INITIAL CLASS      TOTAL RETURN--INITIAL CLASS    VALUE--INITIAL CLASS
    ------------------   ----------------------------   --------------------
      2003     2002(a)       2003          2002(a)        2003      2002(a)
    ------------------------------------------------------------------------
       153        117           160           168           261        294
       (10)        (2)           (9)           (1)          (14)        (4)
        --         --            (2)           --            (8)        --
       190        122           105            67           280        197
        18          6            --             2             2         18
     -----      -----         -----         -----         -----      -----
       351        243           254           236           521        505
       243         --           236            --           505         --
     -----      -----         -----         -----         -----      -----
       594        243           490           236         1,026        505
     =====      =====         =====         =====         =====      =====
         2         --             6            --            10          3
        --         --            --            --            --         --
        --         --            --            --            --         --
         3          2            13             1             2          3
         1         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
         6          2            19             1            12          6
         2         --             1            --             6         --
     -----      -----         -----         -----         -----      -----
         8          2            20             1            18          6
     =====      =====         =====         =====         =====      =====
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
        --         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
        --         --            --            --            --         --
        --         --            --            --            --         --
     -----      -----         -----         -----         -----      -----
        --         --            --            --            --         --
     =====      =====         =====         =====         =====      =====

--------------------------------------------------------------------------------



                                                             MAINSTAY VP         MAINSTAY VP
                                                           AMERICAN CENTURY     DREYFUS LARGE
                                                          INCOME & GROWTH--    COMPANY VALUE--
                                                            INITIAL CLASS       INITIAL CLASS
                                                          ------------------   ----------------
                                                           2003     2002(a)    2003    2002(a)
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....    57         43        52       59
Units redeemed on surrenders............................    (1)        --        (8)      (1)
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    38         22        60       36
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     1         --         8        7
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    95         65       112      101
Units outstanding, beginning of period..................    65         --       101       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................   160         65       213      101
                                                           ===        ===       ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....    --         --         1       --
Units redeemed on surrenders............................    --         --        --       --
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --         --         1       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --         --        --       --
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    --         --         2       --
Units outstanding, beginning of period..................    --         --        --       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................    --         --         2       --
                                                           ===        ===       ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --         --        --       --
Units redeemed on surrenders............................    --         --        --       --
Units redeemed on annuity and death benefits............    --         --        --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --         --        --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --         --        --       --
                                                           ---        ---       ---      ---
  Net increase (decrease)...............................    --         --        --       --
Units outstanding, beginning of period..................    --         --        --       --
                                                           ---        ---       ---      ---
Units outstanding, end of period........................    --         --        --       --
                                                           ===        ===       ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         MAINSTAY VP             MAINSTAY VP
    EAGLE ASSET MANAGEMENT       LORD ABBETT            ALGER AMERICAN
       GROWTH EQUITY--       DEVELOPING GROWTH--    SMALL CAPITALIZATION--
        INITIAL CLASS           INITIAL CLASS           CLASS O SHARES
    ----------------------   --------------------   ----------------------
      2003       2002(a)      2003      2002(a)       2003       2002(a)
    ----------------------------------------------------------------------
        88          71           34        30           42          21
        (7)         (1)          (1)       --           (2)         --
        --          --           --        --           --          --
        82          64           24        11           51          21
         3           7            3         1            5           4
       ---         ---          ---       ---          ---         ---
       166         141           60        42           96          46
       141          --           42        --           46          --
       ---         ---          ---       ---          ---         ---
       307         141          102        42          142          46
       ===         ===          ===       ===          ===         ===
         1          --            1        --            2          --
        --          --           --        --           --          --
        --          --           --        --           --          --
         1          --           --        --            1          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
         2          --            1        --            3          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
         2          --            1        --            3          --
       ===         ===          ===       ===          ===         ===
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
        --          --           --        --           --          --
        --          --           --        --           --          --
       ---         ---          ---       ---          ---         ---
        --          --           --        --           --          --
       ===         ===          ===       ===          ===         ===

--------------------------------------------------------------------------------



                                                               AMSOUTH             AMSOUTH
                                                              ENHANCED          INTERNATIONAL
                                                             MARKET FUND         EQUITY FUND
                                                          -----------------   -----------------
                                                          2003(b)    2002     2003(b)    2002
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....     --        --        --        --
Units redeemed on surrenders............................     --        --        --        --
Units redeemed on annuity and death benefits............     --        --        --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --        --        --
                                                            ---       ---       ---       ---
  Net increase (decrease)...............................     --        --        --        --
Units outstanding, beginning of period..................     --        --        --        --
                                                            ---       ---       ---       ---
Units outstanding, end of period........................     --        --        --        --
                                                            ===       ===       ===       ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         AMSOUTH             AMSOUTH             CALVERT
     LARGE CAP FUND       MID CAP FUND       SOCIAL BALANCED
    -----------------   -----------------   ------------------
    2003(b)    2002     2003(b)    2002     2003(b)   2002(a)
    ----------------------------------------------------------
       --        --        --        --        33        23
       --        --        --        --        (1)       --
       --        --        --        --        --        --
       --        --        --        --        37        15
       --        --        --        --        (1)       --
      ---       ---       ---       ---       ---       ---
       --        --        --        --        68        38
       --        --        --        --        38        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --       106        38
      ===       ===       ===       ===       ===       ===
       --        --        --        --         2        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --         1
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         2         1
       --        --        --        --         1        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         3         1
      ===       ===       ===       ===       ===       ===
       --        --        --        --         7        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --        --
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         7        --
       --        --        --        --        --        --
      ---       ---       ---       ---       ---       ---
       --        --        --        --         7        --
      ===       ===       ===       ===       ===       ===

--------------------------------------------------------------------------------



                                                              DREYFUS IP        FIDELITY(R) VIP
                                                          TECHNOLOGY GROWTH--   CONTRAFUND(R)--
                                                            INITIAL SHARES       INITIAL CLASS
                                                          -------------------   ---------------
                                                           2003      2002(a)    2003    2002(a)
                                                          -------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....      61         26      208       222
Units redeemed on surrenders............................      (1)        --      (16)       (3)
Units redeemed on annuity and death benefits............      --         --       (1)       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      28         20      281       199
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       9          5       14         7
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................      97         51      486       425
Units outstanding, beginning of period..................      51         --      425        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................     148         51      911       425
                                                           =====      =====     =====    =====
SERIES V POLICIES
Units issued on payments received from policyowners.....      --         --       14         2
Units redeemed on surrenders............................      --         --       --        --
Units redeemed on annuity and death benefits............      --         --       --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --        7         3
Units issued (redeemed) on transfers between Investment
  Divisions.............................................       1         --       (1)       --
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................       1         --       20         5
Units outstanding, beginning of period..................      --         --        5        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................       1         --       25         5
                                                           =====      =====     =====    =====
SERIES VI POLICIES
Units issued on payments received from policyowners.....      --         --       --        --
Units redeemed on surrenders............................      --         --       --        --
Units redeemed on annuity and death benefits............      --         --       --        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................      --         --       --        --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      --         --       --        --
                                                           -----      -----     -----    -----
  Net increase (decrease)...............................      --         --       --        --
Units outstanding, beginning of period..................      --         --       --        --
                                                           -----      -----     -----    -----
Units outstanding, end of period........................      --         --       --        --
                                                           =====      =====     =====    =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           JANUS ASPEN             JANUS ASPEN
    FIDELITY(R) VIP          SERIES                  SERIES
    EQUITY-INCOME--        BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------------   ---------------------
    2003    2002(a)     2003      2002(a)       2003      2002(a)
    ---------------------------------------------------------------
     175       177       465         489         142         149
     (10)       (3)      (29)         (5)         (8)         (1)
      (1)       --        --          (3)         (1)         --
     178        97       494         397         175         114
      14        (1)       43           6          13           5
    -----    -----     -----       -----       -----       -----
     356       270       973         884         321         267
     270        --       884          --         267          --
    -----    -----     -----       -----       -----       -----
     626       270     1,857         884         588         267
    =====    =====     =====       =====       =====       =====
       7         5        14           5           3          --
      --        --        --          --          --          --
      --        --        --          --          --          --
       7         4        15           4          --          --
      --        --        (1)         --          --          --
    -----    -----     -----       -----       -----       -----
      14         9        28           9           3          --
       9        --         9          --          --          --
    -----    -----     -----       -----       -----       -----
      23         9        37           9           3          --
    =====    =====     =====       =====       =====       =====
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
      --        --        --          --          --          --
    -----    -----     -----       -----       -----       -----
      --        --        --          --          --          --
      --        --        --          --          --          --
    -----    -----     -----       -----       -----       -----
      --        --        --          --          --          --
    =====    =====     =====       =====       =====       =====

--------------------------------------------------------------------------------



                                                               MFS(R)            MFS(R)
                                                          INVESTORS TRUST       RESEARCH
                                                              SERIES--          SERIES--
                                                           INITIAL CLASS     INITIAL CLASS
                                                          ----------------   --------------
                                                          2003    2002(a)    2003   2002(a)
                                                          ---------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....    26       40       13       25
Units redeemed on surrenders............................    (1)      --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    30       17       29       18
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     4       --        7        2
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................    59       57       49       45
Units outstanding, beginning of period..................    57       --       45       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................   116       57       94       45
                                                           ===      ===      ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     1       --       --       --
Units redeemed on surrenders............................    --       --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     2       --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --       --       --       --
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................     3       --       --       --
Units outstanding, beginning of period..................    --       --       --       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................     3       --       --       --
                                                           ===      ===      ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....    --       --       --       --
Units redeemed on surrenders............................    --       --       --       --
Units redeemed on annuity and death benefits............    --       --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................    --       --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................    --       --       --       --
                                                           ---      ---      ---      ---
  Net increase (decrease)...............................    --       --       --       --
Units outstanding, beginning of period..................    --       --       --       --
                                                           ---      ---      ---      ---
Units outstanding, end of period........................    --       --       --       --
                                                           ===      ===      ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



          MFS(R)             NEUBERGER BERMAN       T. ROWE PRICE
    UTILITIES SERIES--             AMT              EQUITY INCOME
      INITIAL CLASS      MID-CAP GROWTH--CLASS I      PORTFOLIO
    ------------------   ------------------------   --------------
     2003     2002(a)      2003        2002(a)      2003   2002(a)
    --------------------------------------------------------------
        1         3           8            7        213      191
       --        --          (1)          --        (11)      (2)
       --        --          --           --         --       --
        2         1          18            9        261      220
       --        --          --           --         19       11
      ---       ---         ---          ---        ---      ---
        3         4          25           16        482      420
        4        --          16           --        420       --
      ---       ---         ---          ---        ---      ---
        7         4          41           16        902      420
      ===       ===         ===          ===        ===      ===
       --        --           1           --         12        8
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --          6        6
       --        --           1           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --           2           --         18       14
       --        --          --           --         14       --
      ---       ---         ---          ---        ---      ---
       --        --           2           --         32       14
      ===       ===         ===          ===        ===      ===
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
       --        --          --           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --          --           --         --       --
       --        --          --           --         --       --
      ---       ---         ---          ---        ---      ---
       --        --          --           --         --       --
      ===       ===         ===          ===        ===      ===

--------------------------------------------------------------------------------


                                                                                 Van Kampen
                                                                                    UIF
                                                                              EMERGING MARKETS
                                                          VAN ECK WORLDWIDE       EQUITY--
                                                             HARD ASSETS          CLASS I
                                                          -----------------   ----------------
                                                          2003(b)   2002(a)   2003    2002(a)
                                                          ------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners.....     12        30       21       24
Units redeemed on surrenders............................     (1)       --       (1)      (1)
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     18        20       17       24
Units issued (redeemed) on transfers between Investment
  Divisions.............................................      2       (11)      --       11
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     31        39       37       58
Units outstanding, beginning of period..................     39        --       58       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     70        39       95       58
                                                            ===       ===      ===      ===
SERIES V POLICIES
Units issued on payments received from policyowners.....     --        --       --       --
Units redeemed on surrenders............................     --        --       --       --
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --        1       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --       --       --
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     --        --        1       --
Units outstanding, beginning of period..................     --        --       --       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     --        --        1       --
                                                            ===       ===      ===      ===
SERIES VI POLICIES
Units issued on payments received from policyowners.....     --        --       --       --
Units redeemed on surrenders............................     --        --       --       --
Units redeemed on annuity and death benefits............     --        --       --       --
Units issued (redeemed) on net transfers from (to) Fixed
  Account...............................................     --        --       --       --
Units issued (redeemed) on transfers between Investment
  Divisions.............................................     --        --       --       --
                                                            ---       ---      ---      ---
  Net increase (decrease)...............................     --        --       --       --
Units outstanding, beginning of period..................     --        --       --       --
                                                            ---       ---      ---      ---
Units outstanding, end of period........................     --        --       --       --
                                                            ===       ===      ===      ===

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003, and the year ended December 31, 2002, were as follows:

                                                                             MAINSTAY VP
                                                          MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                             BOND--         APPRECIATION--     CONVERTIBLE--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...         45                 22                 18
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         45                 22                 18
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         45                 22                 18
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...         47                 14                 56
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................          2                  1                  2
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         49                 15                 58
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         49                 15                 58
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
           10                 36                 11                 62                 50
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           10                 36                 11                 62                 50
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           10                 36                 11                 62                 50
          ===                ===                ===                ===                ===
           42                 45                 14                165                 60
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
            2                  2                 --                  6                  2
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           44                 47                 14                171                 62
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           44                 47                 14                171                 62
          ===                ===                ===                ===                ===

--------------------------------------------------------------------------------


                                                          MAINSTAY VP                           MAINSTAY VP
                                                         INTERNATIONAL       MAINSTAY VP          MID CAP
                                                            EQUITY--        MID CAP CORE--        GROWTH--
                                                         SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...          3                 11                 10
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          3                 11                 10
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          3                 11                 10
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...          5                 11                 14
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          5                 11                 14
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          5                 11                 14
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
            6                 13                 22                   1                  7
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            6                 13                 22                   1                  7
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            6                 13                 22                   1                  7
          ===                ===                ===                 ===                ===
           11                 12                 15                   3                  9
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                  1                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           11                 12                 16                   3                  9
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           11                 12                 16                   3                  9
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MAINSTAY VP        MAINSTAY VP
                                                          EAGLE ASSET        LORD ABBETT       ALGER AMERICAN
                                                           MANAGEMENT         DEVELOPING           SMALL
                                                        GROWTH EQUITY--        GROWTH--       CAPITALIZATION--
                                                         SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...          2                  2                  6
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                  2                  6
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                  2                  6
                                                              ===                ===                ===
SERIES III POLICIES
Units issued on payments received from policyowners...          8                  3                  5
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          8                  3                  5
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          8                  3                  5
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
           11                 34                 13                   34                   10
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           11                 34                 13                   34                   10
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           11                 34                 13                   34                   10
          ===                ===                ===                  ===                  ===
           10                 26                 19                   46                   13
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                  1                  1                    2                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           10                 27                 20                   48                   13
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           10                 27                 20                   48                   13
          ===                ===                ===                  ===                  ===

--------------------------------------------------------------------------------



                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners...         --                   3                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................         --                   3                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................         --                   3                  --
                                                              ===                 ===                 ===
SERIES III POLICIES
Units issued on payments received from policyowners...          5                   7                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          5                   7                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          5                   7                  --
                                                              ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
           --                    24                     1
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
           --                    24                     1
           --                    --                    --
          ---                   ---                   ---
           --                    24                     1
          ===                   ===                   ===
           --                    18                     2
           --                    --                    --
           --                    --                    --
           --                     1                    --
           --                    --                    --
          ---                   ---                   ---
           --                    19                     2
           --                    --                    --
          ---                   ---                   ---
           --                    19                     2
          ===                   ===                   ===

--------------------------------------------------------------------------------



                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         49                 30                 41
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         49                 30                 41
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         49                 30                 41
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...          2                 --                  7
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                 --                  7
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                 --                  7
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...         35                 18                 12
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................          2                  1                  1
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         37                 19                 13
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         37                 19                 13
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
           29                 48                 30                206                128
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           29                 48                 30                206                128
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           29                 48                 30                206                128
          ===                ===                ===                ===                ===
            2                  4                 --                 20                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
            2                  4                 --                 20                 --
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
            2                  4                 --                 20                 --
          ===                ===                ===                ===                ===
           15                 33                  8                 53                 15
           --                 --                 --                 --                 --
           --                 --                 --                 --                 --
            1                  2                 --                  2                  1
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           16                 35                  8                 55                 16
           --                 --                 --                 --                 --
          ---                ---                ---                ---                ---
           16                 35                  8                 55                 16
          ===                ===                ===                ===                ===

--------------------------------------------------------------------------------



                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         22                 20                 58
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         22                 20                 58
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         22                 20                 58
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...         --                 --                  1
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         --                 --                  1
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         --                 --                  1
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...         --                  7                  7
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         --                  7                  7
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         --                  7                  7
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
           13                 21                 31                   4                 16
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           13                 21                 31                   4                 16
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           13                 21                 31                   4                 16
          ===                ===                ===                 ===                ===
           --                  1                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                  1                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                  1                 --                  --                 --
          ===                ===                ===                 ===                ===
            7                  3                 10                   4                  5
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            7                  3                 10                   4                  5
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            7                  3                 10                   4                  5
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...         13                 16                  8
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................         13                 16                  8
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................         13                 16                  8
                                                              ===                ===                ===
SERIES V POLICIES
Units issued on payments received from policyowners...          1                 --                 --
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          1                 --                 --
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          1                 --                 --
                                                              ===                ===                ===
SERIES VI POLICIES
Units issued on payments received from policyowners...          2                  5                  1
Units redeemed on surrenders..........................         --                 --                 --
Units redeemed on annuity and death benefits..........         --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                 --                 --
                                                              ---                ---                ---
  Net increase (decrease).............................          2                  5                  1
Units outstanding, beginning of period................         --                 --                 --
                                                              ---                ---                ---
Units outstanding, end of period......................          2                  5                  1
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
           14                 26                 32                   83                    8
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           14                 26                 32                   83                    8
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           14                 26                 32                   83                    8
          ===                ===                ===                  ===                  ===
           --                  2                 --                    7                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           --                  2                 --                    7                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
           --                  2                 --                    7                   --
          ===                ===                ===                  ===                  ===
            2                  6                  8                   21                   --
           --                 --                 --                   --                   --
           --                 --                 --                   --                   --
           --                 --                 --                    1                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
            2                  6                  8                   22                   --
           --                 --                 --                   --                   --
          ---                ---                ---                  ---                  ---
            2                  6                  8                   22                   --
          ===                ===                ===                  ===                  ===

--------------------------------------------------------------------------------



                                                             MFS(R)
                                                           INVESTORS            MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES IV POLICIES
Units issued on payments received from policyowners...          8                   6                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          8                   6                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          8                   6                  --
                                                              ===                 ===                 ===
SERIES V POLICIES
Units issued on payments received from policyowners...         --                  --                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................         --                  --                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................         --                  --                  --
                                                              ===                 ===                 ===
SERIES VI POLICIES
Units issued on payments received from policyowners...          2                   1                  --
Units redeemed on surrenders..........................         --                  --                  --
Units redeemed on annuity and death benefits..........         --                  --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................         --                  --                  --
Units issued (redeemed) on transfers between
  Investment Divisions................................         --                  --                  --
                                                              ---                 ---                 ---
  Net increase (decrease).............................          2                   1                  --
Units outstanding, beginning of period................         --                  --                  --
                                                              ---                 ---                 ---
Units outstanding, end of period......................          2                   1                  --
                                                              ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
            1                    22                     1
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
            1                    22                     1
           --                    --                    --
          ---                   ---                   ---
            1                    22                     1
          ===                   ===                   ===
           --                     4                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
           --                    --                    --
          ---                   ---                   ---
           --                     4                    --
           --                    --                    --
          ---                   ---                   ---
           --                     4                    --
          ===                   ===                   ===
           --                    13                    --
           --                    --                    --
           --                    --                    --
           --                     1                    --
           --                    --                    --
          ---                   ---                   ---
           --                    14                    --
           --                    --                    --
          ---                   ---                   ---
           --                    14                    --
          ===                   ===                   ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                                 MAINSTAY VP
                                                                             BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $233,090   $216,196   $158,984   $ 85,728   $ 82,561   $ 61,788
Units Outstanding..................................      14,897     14,282     11,339      6,588      6,871      4,993
Unit Value.........................................    $  15.65   $  15.14   $  14.02   $  13.01   $  12.02   $  12.37
Total Return.......................................        3.4%       8.0%       7.8%       8.3%      (2.9%)      7.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      3.7%       5.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,915   $  2,094   $  1,100   $    167   $     --   $     --
Units Outstanding..................................         150        170         96         16         --         --
Unit Value.........................................    $  12.73   $  12.32   $  11.43   $  10.62   $     --   $     --
Total Return.......................................        3.3%       7.8%       7.6%       6.2%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      4.0%       4.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 70,583   $ 42,745   $  7,920   $    188   $     --   $     --
Units Outstanding..................................       5,657      3,538        706         18         --         --
Unit Value.........................................    $  12.48   $  12.08   $  11.21   $  10.43   $     --   $     --
Total Return.......................................        3.3%       7.7%       7.5%       4.3%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      6.9%      11.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 17,433   $  6,150   $     --   $     --   $     --   $     --
Units Outstanding..................................       1,566        571         --         --         --         --
Unit Value.........................................    $  11.13   $  10.77   $     --   $     --   $     --   $     --
Total Return.......................................        3.3%       7.7%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     17.4%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    375   $    137   $     --   $     --   $     --   $     --
Units Outstanding..................................          35         13         --         --         --         --
Unit Value.........................................    $  10.85   $  10.52   $     --   $     --   $     --   $     --
Total Return.......................................        3.1%       5.2%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     21.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS
          ---------------------------------------------------------------
            2003       2002       2001       2000       1999       1998
          ---------------------------------------------------------------
          $340,268   $330,249   $553,783   $748,887   $657,329   $367,978
            23,889     25,441     29,099     29,793     23,024     15,940
          $  14.24   $  12.98   $  19.03   $  25.14   $  28.55   $  23.09
              9.7%     (31.8%)    (24.3%)    (12.0%)     23.7%      36.2%
             (0.7%)     (1.3%)     (1.3%)

          $    853   $    847   $  1,333   $  1,171   $     --   $     --
               159        174        186        123         --         --
          $   5.35   $   4.88   $   7.17   $   9.48   $     --   $     --
              9.6%     (31.9%)    (24.4%)     (5.2%)        --         --
             (0.8%)     (1.5%)     (1.5%)

          $ 20,314   $ 13,383   $ 11,161   $  1,817   $     --   $     --
             4,156      3,001      1,704        210         --         --
          $   4.89   $   4.46   $   6.55   $   8.67   $     --   $     --
              9.6%     (31.9%)    (24.5%)    (13.3%)        --         --
             (0.8%)     (1.5%)     (1.4%)

          $  6,824   $  2,958   $     --   $     --   $     --   $     --
               833        396         --         --         --         --
          $   8.19   $   7.46   $     --   $     --   $     --   $     --
              9.7%     (25.4%)        --         --         --         --
             (0.7%)     (1.0%)        --

          $     46   $     14   $     --   $     --   $     --   $     --
                 5          1         --         --         --         --
          $  10.08   $   9.20   $     --   $     --   $     --   $     --
              9.5%      (8.0%)        --         --         --         --
             (0.9%)     (0.8%)        --

          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
                --         --         --


                          MAINSTAY VP
                        CASH MANAGEMENT
---------------------------------------------------------------
  2003       2002       2001       2000       1999       1998
---------------------------------------------------------------
$212,776   $263,444   $260,067   $164,643   $294,243   $121,079
 168,603    208,084    205,310    133,091    248,786    105,842
$   1.26   $   1.27   $   1.27   $   1.24   $   1.18   $   1.14
   (0.3%)     (0.1%)      2.4%       4.6%       3.4%       3.7%
   (0.3%)     (0.1%)      2.2%

$ 29,910   $ 27,216   $ 16,214   $  4,180   $     --   $     --
  28,678     25,991     15,454      4,074         --         --
$   1.04   $   1.05   $   1.05   $   1.03   $     --   $     --
   (0.4%)     (0.2%)      2.3%       2.6%         --         --
   (0.4%)     (0.2%)      1.9%

$ 59,775   $ 68,335   $ 31,624   $  2,635   $     --   $     --
  57,803     65,803     30,376      2,586         --         --
$   1.03   $   1.04   $   1.04   $   1.02   $     --   $     --
   (0.4%)     (0.3%)      2.1%       1.9%         --         --
   (0.4%)     (0.3%)      1.4%

$  9,436   $  4,942   $     --   $     --   $     --   $     --
   9,482      4,949         --         --         --         --
$   1.00   $   1.00   $     --   $     --   $     --   $     --
   (0.3%)     (0.1%)        --         --         --         --
   (0.4%)     (0.4%)        --

$    382   $    170   $     --   $     --   $     --   $     --
     385        170         --         --         --         --
$   0.99   $   1.00   $     --   $     --   $     --   $     --
   (0.5%)     (0.3%)        --         --         --         --
   (0.5%)     (0.8%)        --

$    192   $     --   $     --   $     --   $     --   $     --
     192         --         --         --         --         --
$   1.00   $     --   $     --   $     --   $     --   $     --
   (0.1%)        --         --         --         --         --
   (0.1%)        --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         CONVERTIBLE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $145,949   $132,023   $144,131   $125,337   $ 65,034   $ 38,111
Units Outstanding..................................       9,627      9,467      9,385      7,873      3,826      3,139
Unit Value.........................................    $  15.16   $  13.95   $  15.36   $  15.92   $  17.00   $  12.14
Total Return.......................................        8.7%      (9.2%)     (3.5%)     (6.3%)     40.0%       3.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.6%)      1.3%       2.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,713   $  1,651   $  1,733   $  1,356   $     --   $     --
Units Outstanding..................................         200        209        199        150         --         --
Unit Value.........................................    $   8.57   $   7.89   $   8.71   $   9.04   $     --   $     --
Total Return.......................................        8.6%      (9.3%)     (3.7%)     (9.6%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.1%       2.3%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,859   $ 20,475   $  9,385   $    703   $     --   $     --
Units Outstanding..................................       4,001      2,708      1,125         81         --         --
Unit Value.........................................    $   8.21   $   7.56   $   8.34   $   8.67   $     --   $     --
Total Return.......................................        8.6%      (9.4%)     (3.8%)     (1.3%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      2.4%       6.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,814   $  3,675   $     --   $     --   $     --   $     --
Units Outstanding..................................         875        396         --         --         --         --
Unit Value.........................................    $  10.08   $   9.27   $     --   $     --   $     --   $     --
Total Return.......................................        8.7%      (7.3%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.6%)     10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    101   $     13   $     --   $     --   $     --   $     --
Units Outstanding..................................           9          1         --         --         --         --
Unit Value.........................................    $  11.24   $  10.37   $     --   $     --   $     --   $     --
Total Return.......................................        8.5%       3.7%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     12.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP
                EQUITY                                         MAINSTAY VP
        INCOME--INITIAL CLASS                           GOVERNMENT--INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $ 50,083   $ 44,528   $ 17,502   $244,410   $230,480   $115,641   $ 59,775   $ 60,001   $ 39,674
       5,685      5,378      1,781     15,863     15,260      8,293      4,508      5,008      3,208
    $   8.81   $   8.28   $   9.83   $  15.41   $  15.10   $  13.94   $  13.26   $  11.98   $  12.37
        6.4%     (15.8%)     (1.7%)      2.0%       8.3%       5.1%      10.7%      (3.1%)     (7.5%)
       (0.7%)     (0.1%)      0.2%      (0.7%)      2.7%       4.0%

    $    559   $    549   $    109   $  3,344   $  3,456   $  1,420   $    281   $     --   $     --
          64         67         11        273        287        128         27         --         --
    $   8.75   $   8.23   $   9.78   $  12.27   $  12.04   $  11.13   $  10.60   $     --   $     --
        6.3%     (15.9%)     (2.2%)      1.9%       8.2%       5.0%       6.0%         --         --
       (0.8%)      0.1%       0.9%      (0.7%)      3.0%       3.9%

    $ 23,265   $ 15,132   $  1,409   $ 77,495   $ 45,740   $  8,792   $     47   $     --   $     --
       2,613      1,806        141      6,387      3,842        798          5         --         --
    $   8.90   $   8.38   $   9.96   $  12.13   $  11.91   $  11.01   $  10.49   $     --   $     --
        6.3%     (15.9%)     (0.4%)      1.9%       8.1%       5.0%       5.0%         --         --
       (0.8%)      0.5%       1.6%      (0.8%)      4.4%       9.1%

    $  8,200   $  3,414   $     --   $ 23,073   $  9,291   $     --   $     --   $     --   $     --
         952        422         --      2,107        865         --         --         --         --
    $   8.61   $   8.09   $     --   $  10.95   $  10.74   $     --   $     --   $     --   $     --
        6.4%     (19.1%)        --       2.0%       7.4%         --         --         --         --
       (0.7%)      2.4%         --      (0.7%)     11.6%         --

    $    215   $    113   $     --   $    555   $    168   $     --   $     --   $     --   $     --
          25         14         --         52         16         --         --         --         --
    $   8.70   $   8.19   $     --   $  10.71   $  10.52   $     --   $     --   $     --   $     --
        6.2%     (18.1%)        --       1.8%       5.2%         --         --         --         --
       (0.9%)      1.7%         --      (0.9%)     13.3%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                        GROWTH EQUITY--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $250,719   $244,017   $359,198   $419,759   $317,273   $180,165
Units Outstanding..................................      14,143     14,959     16,447     15,714     11,321      8,239
Unit Value.........................................    $  17.73   $  16.31   $  21.84   $  26.71   $  28.02   $  21.87
Total Return.......................................        8.7%     (25.3%)    (18.2%)     (4.7%)     28.2%      24.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     (0.5%)     (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,179   $  1,249   $  1,763   $  1,300   $     --   $     --
Units Outstanding..................................         190        219        230        139         --         --
Unit Value.........................................    $   6.20   $   5.71   $   7.65   $   9.37   $     --   $     --
Total Return.......................................        8.6%     (25.4%)    (18.4%)     (6.3%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.6%)     (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 26,115   $ 21,125   $ 15,827   $  1,542   $     --   $     --
Units Outstanding..................................       4,188      3,678      2,054        163         --         --
Unit Value.........................................    $   6.24   $   5.74   $   7.70   $   9.44   $     --   $     --
Total Return.......................................        8.6%     (25.5%)    (18.4%)     (5.6%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.4%)     (0.2%)

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,887   $  2,967   $     --   $     --   $     --   $     --
Units Outstanding..................................         784        367         --         --         --         --
Unit Value.........................................    $   8.78   $   8.08   $     --   $     --   $     --   $     --
Total Return.......................................        8.6%     (19.2%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      3.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    127   $     19   $     --   $     --   $     --   $     --
Units Outstanding..................................          13          2         --         --         --         --
Unit Value.........................................    $   9.94   $   9.16   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%      (8.4%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)      4.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              HIGH YIELD
                     CORPORATE BOND--INITIAL CLASS
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $530,022   $417,268   $426,004   $374,764   $400,993   $310,120
      29,062     27,478     28,228     25,693     25,509     21,960
    $  18.24   $  15.19   $  15.09   $  14.59   $  15.72   $  14.12
       20.1%       0.6%       3.4%      (7.2%)     11.3%       1.2%
       (0.6%)      9.0%      10.7%

    $  4,720   $  2,462   $  1,428   $    793   $     --   $     --
         408        255        149         85         --         --
    $  11.58   $   9.65   $   9.60   $   9.29   $     --   $     --
       20.0%       0.5%       3.3%      (7.1%)        --         --
       (0.6%)     14.1%      12.6%

    $ 95,255   $ 43,111   $ 15,118   $    498   $     --   $     --
       8,372      4,546      1,601         54         --         --
    $  11.38   $   9.48   $   9.44   $   9.15   $     --   $     --
       20.0%       0.4%       3.2%      (8.5%)        --         --
       (0.7%)     15.5%      27.1%

    $ 25,975   $  7,503   $     --   $     --   $     --   $     --
       2,238        776         --         --         --         --
    $  11.61   $   9.67   $     --   $     --   $     --   $     --
       20.1%      (3.3%)        --         --         --         --
       (0.6%)     42.6%         --

    $  1,180   $     66   $     --   $     --   $     --   $     --
          96          6         --         --         --         --
    $  12.31   $  10.27   $     --   $     --   $     --   $     --
       19.8%       2.7%         --         --         --         --
       (0.7%)     48.5%         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --


                           MAINSTAY VP
                 INDEXED EQUITY--INITIAL CLASS
---------------------------------------------------------------
  2003       2002       2001      2000       1999       1998
---------------------------------------------------------------
$472,905   $447,495   $647,391   $755,167   $684,701   $407,588
  26,012     27,274     30,265     30,595     24,805     17,575
$  18.18   $  16.41   $  21.39   $  24.68   $  27.60   $  23.19
   10.8%     (23.3%)    (13.3%)    (10.6%)     19.0%      26.7%
   (0.7%)     (0.2%)     (0.4%)

$  1,869   $  1,559   $  1,826   $  1,266   $     --   $     --
     271        250        224        135         --         --
$   6.90   $   6.23   $   8.14   $   9.40   $     --   $     --
   10.7%     (23.4%)    (13.4%)     (6.0%)        --         --
   (0.8%)     (0.2%)     (0.4%)

$ 56,626   $ 37,642   $ 16,799   $  1,988   $     --   $     --
   8,433      6,206      2,120        217         --         --
$   6.71   $   6.07   $   7.92   $   9.16   $     --   $     --
   10.7%     (23.5%)    (13.5%)     (8.4%)        --         --
   (0.8%)      0.2%       0.7%

$ 13,943   $  5,417   $     --   $     --   $     --   $     --
   1,534        660         --         --         --         --
$   9.09   $   8.20   $     --   $     --   $     --   $     --
   10.8%     (18.0%)        --         --         --         --
   (0.7%)      4.6%         --

$    179   $     76   $     --   $     --   $     --   $     --
      16          8         --         --         --         --
$  10.88   $   9.84   $     --   $     --   $     --   $     --
   10.6%      (1.6%)        --         --         --         --
   (0.9%)      6.8%         --

$     --   $     --   $     --   $     --   $     --   $     --
      --         --         --         --         --         --
$     --   $     --   $     --   $     --   $     --   $     --
      --         --         --         --         --         --
      --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                     INTERNATIONAL EQUITY--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 26,487   $ 23,569   $ 19,878   $ 23,737   $ 22,729   $ 15,136
Units Outstanding..................................       2,004      1,933      1,537      1,556      1,204      1,012
Unit Value.........................................    $  13.22   $  12.19   $  12.94   $  15.26   $  18.88   $  14.95
Total Return.......................................        8.4%      (5.7%)    (15.2%)    (19.2%)     26.3%      21.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.1%         --

SERIES II POLICIES (b)
Net Assets.........................................    $    433   $    257   $    254   $    169   $     --   $     --
Units Outstanding..................................          54         34         32         18         --         --
Unit Value.........................................    $   8.07   $   7.45   $   7.92   $   9.35   $     --   $     --
Total Return.......................................        8.3%      (5.9%)    (15.3%)     (6.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (1.3%)     (1.0%)

SERIES III POLICIES (c)
Net Assets.........................................    $  6,670   $  3,599   $  1,063   $    111   $     --   $     --
Units Outstanding..................................         823        481        134         12         --         --
Unit Value.........................................    $   8.10   $   7.48   $   7.95   $   9.40   $     --   $     --
Total Return.......................................        8.3%      (5.9%)    (15.4%)     (6.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      0.9%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,186   $    707   $     --   $     --   $     --   $     --
Units Outstanding..................................         229         80         --         --         --         --
Unit Value.........................................    $   9.56   $   8.82   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%     (11.8%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      4.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     38   $     14   $     --   $     --   $     --   $     --
Units Outstanding..................................           4          1         --         --         --         --
Unit Value.........................................    $  10.59   $   9.79   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%      (2.1%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)      4.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP                      MAINSTAY VP                      MAINSTAY VP
               MID CAP                          MID CAP                         SMALL CAP
         CORE--INITIAL CLASS             GROWTH--INITIAL CLASS            GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ------------------------------
      2003       2002       2001       2003       2002       2001       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 17,952   $ 15,024   $  6,859   $ 18,759   $ 11,317   $  7,773   $ 23,808   $ 17,889   $ 12,197
       2,002      1,872        734      2,449      1,768        855      3,014      2,600      1,286
    $   8.97   $   8.03   $   9.35   $   7.66   $   6.40   $   9.09   $   7.90   $   6.88   $   9.48
       11.7%     (14.1%)     (6.5%)     19.6%     (29.6%)     (9.1%)     14.8%     (27.4%)     (5.2%)
       (0.7%)     (1.0%)     (1.0%)     (0.7%)     (1.4%)     (1.4%)     (0.7%)     (1.4%)     (1.4%)

    $     92   $     69   $     --   $    173   $    142   $     55   $    324   $    267   $    268
           9          8         --         18         17          5         40         38         28
    $   9.69   $   8.67   $     --   $   9.79   $   8.19   $  11.65   $   8.11   $   7.07   $   9.76
       11.7%     (13.3%)        --      19.5%     (29.7%)     16.5%      14.7%     (27.5%)     (2.4%)
       (0.8%)     (1.1%)        --      (0.8%)     (1.6%)     (1.6%)     (0.8%)     (1.6%)     (1.6%)

    $  7,448   $  3,510   $    241   $  9,299   $  3,961   $    365   $ 11,136   $  5,362   $    786
         799        420         25      1,190        606         39      1,415        782         83
    $   9.32   $   8.35   $   9.74   $   7.81   $   6.54   $   9.30   $   7.87   $   6.86   $   9.47
       11.6%     (14.3%)     (2.6%)     19.5%     (29.7%)     (7.0%)     14.7%     (27.6%)     (5.3%)
       (0.8%)     (0.9%)     (0.3%)     (0.8%)     (1.6%)     (1.6%)     (0.8%)     (1.6%)     (1.6%)

    $  2,994   $  1,240   $     --   $  3,803   $  1,392   $     --   $  5,054   $  1,798   $     --
         329        152         --        454        199         --        594        243         --
    $   9.10   $   8.14   $     --   $   8.39   $   7.01   $     --   $   8.51   $   7.41   $     --
       11.7%     (18.6%)        --      19.6%     (29.9%)        --      14.8%     (25.9%)        --
       (0.7%)     (0.4%)        --      (0.7%)     (1.5%)        --      (0.7%)     (1.5%)        --

    $     29   $     10   $     --   $     66   $     15   $     --   $     80   $     14   $     --
           3          1         --          5          2         --          8          2         --
    $  10.81   $   9.70   $     --   $  12.18   $  10.20   $     --   $   9.52   $   8.31   $     --
       11.5%      (3.0%)        --      19.4%       2.0%         --      14.6%     (16.9%)        --
       (0.9%)     (0.7%)        --      (0.9%)     (1.9%)        --      (0.9%)     (1.9%)        --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MainStay VP
                                                                         Total Return--Initial Class
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $218,052   $213,473   $296,704   $338,661   $305,978   $203,518
Units Outstanding..................................      13,999     14,813     16,939     17,027     14,509     11,136
Unit Value.........................................    $  15.58   $  14.41   $  17.52   $  19.89   $  21.09   $  18.28
Total Return.......................................        8.1%     (17.7%)    (11.9%)     (5.7%)     15.4%      25.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.9%       1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,004   $  1,847   $  2,444   $  2,730   $     --   $     --
Units Outstanding..................................         279        278        302        297         --         --
Unit Value.........................................    $   7.18   $   6.64   $   8.09   $   9.20   $     --   $     --
Total Return.......................................        8.0%     (17.8%)    (12.1%)     (8.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      0.8%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,989   $ 11,221   $  5,557   $    495   $     --   $     --
Units Outstanding..................................       2,471      1,762        717         56         --         --
Unit Value.........................................    $   6.88   $   6.37   $   7.75   $   8.82   $     --   $     --
Total Return.......................................        8.0%     (17.9%)    (12.1%)    (11.8%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      2.0%       3.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  4,625   $  2,063   $     --   $     --   $     --   $     --
Units Outstanding..................................         490        236         --         --         --         --
Unit Value.........................................    $   9.43   $   8.73   $     --   $     --   $     --   $     --
Total Return.......................................        8.1%     (12.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      9.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    216   $     12   $     --   $     --   $     --   $     --
Units Outstanding..................................          20          1         --         --         --         --
Unit Value.........................................    $  10.71   $   9.93   $     --   $     --   $     --   $     --
Total Return.......................................        7.8%      (0.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     21.3%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                         VALUE--INITIAL CLASS
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $175,321   $169,824   $213,977   $168,711   $165,397   $157,643
      11,276     11,706     11,482      8,963      9,782     10,004
    $  15.55   $  14.51   $  18.64   $  18.82   $  16.91   $  15.76
        7.2%     (22.2%)     (1.0%)     11.3%       7.3%      (5.5%)
       (0.7%)        --       0.2%

    $    887   $    903   $    802   $    239   $     --   $     --
          98        106         73         22         --         --
    $   9.09   $   8.49   $  10.92   $  11.04   $     --   $     --
        7.1%     (22.3%)     (1.1%)     10.4%         --         --
       (0.7%)        --       0.7%

    $ 28,700   $ 22,026   $ 10,836   $     69   $     --   $     --
       3,303      2,714      1,037          7         --         --
    $   8.69   $   8.11   $  10.44   $  10.57   $     --   $     --
        7.1%     (22.3%)     (1.2%)      5.7%         --         --
       (0.8%)      0.5%       2.3%

    $  8,429   $  3,870   $     --   $     --   $     --   $     --
       1,026        505         --         --         --         --
    $   8.22   $   7.67   $     --   $     --   $     --   $     --
        7.1%     (23.3%)        --         --         --         --
       (0.7%)      4.7%         --

    $    160   $     50   $     --   $     --   $     --   $     --
          18          6         --         --         --         --
    $   8.92   $   8.34   $     --   $     --   $     --   $     --
        6.9%     (16.6%)        --         --         --         --
       (0.9%)      7.0%         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --


                               MAINSTAY VP
                            AMERICAN CENTURY
                     INCOME & GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2003       2002       2001       2000       1999       1998
     ---------------------------------------------------------------
     $ 37,699   $ 43,336   $ 55,929   $ 60,445   $ 50,328   $ 24,568
        4,288      5,461      5,593      5,454      3,997      2,263
     $   8.79   $   7.94   $  10.00   $  11.08   $  12.59   $  10.86
        10.8%     (20.6%)     (9.8%)    (12.0%)     16.0%       8.6%
        (0.7%)     (0.3%)     (0.6%)
     $    253   $    213   $     71   $    154   $     --   $     --
           35         32          9         17         --         --
     $   7.28   $   6.57   $   8.29   $   9.21   $     --   $     --
        10.7%     (20.8%)    (10.0%)     (7.9%)        --         --
        (0.8%)      0.2%      (0.7%)
     $  5,596   $  3,274   $  1,388   $    218   $     --   $     --
          784        507        170         24         --         --
     $   7.14   $   6.45   $   8.15   $   9.05   $     --   $     --
        10.7%     (20.8%)     (9.9%)     (9.5%)        --         --
        (0.8%)      0.1%         --
     $  1,447   $    529   $     --   $     --   $     --   $     --
          160         65         --         --         --         --
     $   9.03   $   8.15   $     --   $     --   $     --   $     --
        10.8%     (18.5%)        --         --         --         --
        (0.7%)      4.7%         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $  10.00   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MainStay VP
                                                                                   Dreyfus
                                                                     Large Company Value--Initial Class
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,513   $ 34,818   $ 44,680   $ 37,822   $ 25,701   $ 16,599
Units Outstanding..................................       3,238      4,314      4,211      3,356      2,397      1,629
Unit Value.........................................    $   8.81   $   8.07   $  10.61   $  11.27   $  10.72   $  10.19
Total Return.......................................        9.1%     (23.9%)     (5.9%)      5.1%       5.2%       1.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)     (0.8%)     (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    324   $    309   $    336   $    178   $     --   $     --
Units Outstanding..................................          40         41         34         17         --         --
Unit Value.........................................    $   8.16   $   7.49   $   9.86   $  10.49   $     --   $     --
Total Return.......................................        9.0%     (24.0%)     (6.0%)      4.9%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.9%)     (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $  8,695   $  5,637   $  4,231   $    147   $     --   $     --
Units Outstanding..................................       1,079        762        434         14         --         --
Unit Value.........................................    $   8.06   $   7.40   $   9.74   $  10.37   $     --   $     --
Total Return.......................................        9.0%     (24.1%)     (6.1%)      3.7%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)     (0.8%)      0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,859   $    810   $     --   $     --   $     --   $     --
Units Outstanding..................................         213        101         --         --         --         --
Unit Value.........................................    $   8.71   $   7.99   $     --   $     --   $     --   $     --
Total Return.......................................        9.1%     (20.1%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     18   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           2         --         --         --         --         --
Unit Value.........................................    $  11.51   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       15.1%         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)        --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              EAGLE ASSET
                              MANAGEMENT
                     GROWTH EQUITY--INITIAL CLASS
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $ 87,492   $ 82,525   $132,751   $157,719   $ 52,015   $ 16,434
       7,907      8,375      9,537      9,323      2,730      1,408
    $  11.07   $   9.85   $  13.92   $  16.92   $  19.06   $  11.68
       12.3%     (29.2%)    (17.7%)    (11.2%)     63.2%      16.8%
       (0.7%)     (1.3%)     (1.4%)

    $    535   $    479   $    537   $    528   $     --   $     --
          86         87         69         55         --         --
    $   6.20   $   5.52   $   7.81   $   9.51   $     --   $     --
       12.2%     (29.3%)    (17.9%)     (4.9%)        --         --
       (0.8%)     (1.5%)     (1.6%)

    $ 13,135   $  8,998   $  9,015   $  1,686   $     --   $     --
       2,482      1,907      1,350        207         --         --
    $   5.29   $   4.72   $   6.68   $   8.13   $     --   $     --
       12.2%     (29.4%)    (17.8%)    (18.7%)        --         --
       (0.8%)     (1.5%)     (1.6%)

    $  2,725   $  1,117   $     --   $     --   $     --   $     --
         307        141         --         --         --         --
    $   8.87   $   7.90   $     --   $     --   $     --   $     --
       12.3%     (21.0%)        --         --         --         --
       (0.7%)     (1.1%)        --

    $     22   $     --   $     --   $     --   $     --   $     --
           2         --         --         --         --         --
    $  10.77   $   9.60   $     --   $     --   $     --   $     --
       12.2%      (4.0%)        --         --         --         --
       (0.9%)        --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --

                         MAINSTAY VP
                         LORD ABBETT
                          DEVELOPING
                    GROWTH--INITIAL CLASS
-----------------------------------------------------------------
  2003       2002       2001         2000       1999       1998
-----------------------------------------------------------------
$ 21,384   $ 17,566   $ 25,662     $ 29,808   $ 27,072   $ 14,349
   3,035      2,893      2,959        3,141      2,276      1,573
$   7.05   $   6.07   $   8.67     $   9.49   $  11.89   $   9.12
   16.0%     (30.0%)     (8.6%)      (20.2%)     30.4%      (8.8%)
   (0.7%)     (1.4%)     (1.4%)

$    178   $    109   $     52     $     85   $     --   $     --
      26         19          6            9         --         --
$   6.76   $   5.83   $   8.33     $   9.13   $     --   $     --
   15.9%     (30.1%)     (8.8%)       (8.7%)        --         --
   (0.8%)     (1.6%)     (1.6%)

$  3,449   $  1,601   $    906     $     40   $     --   $     --
     508        273        108            4         --         --
$   6.79   $   5.86   $   8.38     $   9.19   $     --   $     --
   15.9%     (30.1%)     (8.8%)       (8.1%)        --         --
   (0.8%)     (1.6%)     (1.6%)

$    911   $    321   $     --     $     --   $     --   $     --
     102         42         --           --         --         --
$   8.96   $   7.72   $     --     $     --   $     --   $     --
   16.0%     (22.8%)        --           --         --         --
   (0.7%)     (1.5%)        --

$      7   $     --   $     --     $     --   $     --   $     --
       1         --         --           --         --         --
$  11.18   $     --   $     --     $     --   $     --   $     --
   11.8%         --         --           --         --         --
   (0.9%)        --         --

$     --   $     --   $     --     $     --   $     --   $     --
      --         --         --           --         --         --
$     --   $     --   $     --     $     --   $     --   $     --
      --         --         --           --         --         --
      --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  ALGER
                                                                                 AMERICAN
                                                                                  SMALL
                                                                      CAPITALIZATION--CLASS O SHARES
                                                       ------------------------------------------------------------
                                                        2003       2002       2001       2000      1999      1998
                                                       ------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $49,652   $ 44,207   $ 66,445   $ 93,083   $51,860   $22,802
Units Outstanding..................................      7,049      7,192      7,864      7,657     3,063     1,904
Unit Value.........................................    $  7.04   $   6.15   $   8.45   $  12.16   $ 16.93   $ 11.97
Total Return.......................................      14.6%     (27.3%)    (30.5%)    (28.2%)    41.4%     13.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)     (1.4%)     (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   491   $    417   $    514   $    588   $    --   $    --
Units Outstanding..................................         99         97         87         69        --        --
Unit Value.........................................    $  4.94   $   4.31   $   5.94   $   8.56   $    --   $    --
Total Return.......................................      14.5%     (27.4%)    (30.6%)    (14.4%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.8%)     (1.6%)     (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 7,896   $  5,200   $  5,162   $  1,125   $    --   $    --
Units Outstanding..................................      1,723      1,299        936        142        --        --
Unit Value.........................................    $  4.58   $   4.00   $   5.51   $   7.95   $    --   $    --
Total Return.......................................      14.5%     (27.4%)    (30.7%)    (20.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.8%)     (1.6%)     (1.6%)

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,334   $    376   $     --   $     --   $    --   $    --
Units Outstanding..................................        142         46         --         --        --        --
Unit Value.........................................    $  9.38   $   8.19   $     --   $     --   $    --   $    --
Total Return.......................................      14.6%     (18.1%)        --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)     (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................    $    31   $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          3         --         --         --        --        --
Unit Value.........................................    $ 11.06   $     --   $     --   $     --   $    --   $    --
Total Return.......................................      10.6%         --         --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.9%)        --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................         --         --         --         --        --        --
Unit Value.........................................    $    --   $     --   $     --   $     --   $    --   $    --
Total Return.......................................         --         --         --         --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     AMSOUTH                          AMSOUTH                          AMSOUTH
                     ENHANCED                      INTERNATIONAL                        LARGE
                   MARKET FUND                      EQUITY FUND                        CAP FUND
          ------------------------------   ------------------------------   ------------------------------
            2003       2002       2001       2003       2002       2001       2003       2002       2001
          ------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $  1,800   $  1,562   $  1,112   $    182   $    139   $    116   $  3,099   $  2,526   $  1,883
               250        239        127         24         21         14        427        385        216
          $   7.19   $   6.53   $   8.75   $   7.64   $   6.71   $   8.16   $   7.26   $   6.57   $   8.72
             10.2%     (25.4%)    (12.5%)     13.8%     (17.7%)    (18.4%)     10.6%     (24.7%)    (12.8%)
             (0.5%)     (1.1%)     (1.5%)     (0.8%)     (1.3%)     (1.6%)     (0.7%)     (1.4%)     (1.6%)

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --


                     AMSOUTH
                   MID CAP FUND
          ------------------------------
            2003       2002       2001
          ------------------------------
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $  1,000   $    826   $    515
               160        146         70
          $   6.25   $   5.66   $   7.38
            10. 3%     (23.2%)    (26.2%)
             (0.8%)     (1.6%)     (1.6%)
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   CALVERT
                                                                                   SOCIAL
                                                                                  BALANCED
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 24,288   $ 23,139   $ 27,380   $ 26,540   $ 18,487   $ 10,047
Units Outstanding..................................       1,578      1,627      1,668      1,484        987        594
Unit Value.........................................    $  15.39   $  14.22   $  16.41   $  17.89   $  18.72   $  16.92
Total Return.......................................        8.2%     (13.4%)     (8.3%)     (4.5%)     10.7%      14.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      1.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    115   $    111   $     98   $    103   $     --   $     --
Units Outstanding..................................          14         15         11         11         --         --
Unit Value.........................................    $   8.02   $   7.42   $   8.57   $   9.36   $     --   $     --
Total Return.......................................        8.2%     (13.5%)     (8.4%)     (6.4%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      1.5%       2.0%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,626   $  3,779   $  1,957   $    177   $     --   $     --
Units Outstanding..................................         722        524        235         19         --         --
Unit Value.........................................    $   7.79   $   7.21   $   8.34   $   9.10   $     --   $     --
Total Return.......................................        8.1%     (13.5%)     (8.4%)     (9.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)      2.5%       5.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,059   $    352   $     --   $     --   $     --   $     --
Units Outstanding..................................         106         38         --         --         --         --
Unit Value.........................................    $   9.98   $   9.23   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%      (7.7%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)      8.8%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     33   $      5   $     --   $     --   $     --   $     --
Units Outstanding..................................           3          1         --         --         --         --
Unit Value.........................................    $  10.89   $  10.08   $     --   $     --   $     --   $     --
Total Return.......................................        8.0%       0.8%         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)     22.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     67   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           7         --         --         --         --         --
Unit Value.........................................    $   9.95   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       (0.5%)        --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)        --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              DREYFUS IP                                       FIDELITY(R)
              TECHNOLOGY                                           VIP
               GROWTH--                                      CONTRAFUND(R)--
            INITIAL SHARES                                    INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $  8,338   $  4,790   $  3,197   $250,925   $238,091   $279,422   $319,564   $245,305   $117,113
       1,144        815        325     15,842     16,358     17,160     16,983     12,004      7,022
    $   7.29   $   5.88   $   9.84   $  15.84   $  14.56   $  16.28   $  18.82   $  20.44   $  16.68
       24.0%     (40.3%)     (1.6%)      8.8%     (10.6%)    (13.5%)     (7.9%)     22.5%      28.2%
       (0.7%)     (1.4%)     (1.4%)     (0.2%)     (0.6%)     (0.6%)

    $    106   $    156   $     23   $  1,091   $    981   $    883   $    452   $     --   $     --
          12         22          2        131        128        103         46         --         --
    $   8.90   $   7.18   $  12.03   $   8.33   $   7.66   $   8.58   $   9.93   $     --   $     --
       23.9%     (40.3%)     20.3%       8.7%     (10.7%)    (13.6%)     (0.7%)        --         --
       (0.8%)     (1.6%)     (1.6%)     (0.3%)     (0.8%)     (1.0%)

    $  6,270   $  2,060   $    587   $ 31,189   $ 19,347   $  9,054   $  1,410   $     --   $     --
         846        344         58      3,895      2,627      1,097        147         --         --
    $   7.41   $   5.98   $  10.03   $   8.01   $   7.37   $   8.26   $   9.56   $     --   $     --
       23.9%     (40.4%)      0.3%       8.7%     (10.8%)    (13.6%)     (4.4%)        --         --
       (0.8%)     (1.6%)     (1.6%)     (0.4%)     (1.0%)     (1.3%)

    $  1,311   $    367   $     --   $  8,550   $  3,664   $     --   $     --   $     --   $     --
         148         51         --        911        425         --         --         --         --
    $   8.88   $   7.16   $     --   $   9.39   $   8.63   $     --   $     --   $     --   $     --
       24.0%     (28.4%)        --       8.8%     (13.7%)        --         --         --         --
       (0.7%)     (1.5%)        --      (0.3%)     (1.5%)        --

    $     16   $     --   $     --   $    276   $     53   $     --   $     --   $     --   $     --
           1         --         --         25          5         --         --         --         --
    $  11.83   $     --   $     --   $  11.18   $  10.30   $     --   $     --   $     --   $     --
       18.3%         --         --       8.6%       3.0%         --         --         --         --
       (0.9%)        --         --      (0.6%)     (1.9%)        --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                               FIDELITY(R)
                                                                                   VIP
                                                                             Equity-Income--
                                                                              Initial Class
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $151,037   $144,348   $175,541   $158,987   $123,982   $ 84,984
Units Outstanding..................................    10,990     11,548     11,501      9,762      8,139      5,850
Unit Value.........................................  $  13.74   $  12.50   $  15.26   $  16.29   $  15.23   $  14.53
Total Return.......................................      9.9%     (18.1%)     (6.3%)      6.9%       4.9%      10.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.3%       0.3%       0.2%

SERIES II POLICIES (b)
Net Assets.........................................  $    684   $    626   $    529   $    286   $     --   $     --
Units Outstanding..................................        76         77         53         27         --         --
Unit Value.........................................  $   8.96   $   8.15   $   9.97   $  10.65   $     --   $     --
Total Return.......................................      9.9%     (18.2%)     (6.4%)      6.5%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.2%         --      (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................  $ 27,738   $ 20,493   $ 12,157   $    275   $     --   $     --
Units Outstanding..................................     3,145      2,552      1,237         26         --         --
Unit Value.........................................  $   8.82   $   8.03   $   9.83   $  10.51   $     --   $     --
Total Return.......................................      9.8%     (18.3%)     (6.5%)      5.1%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.0%      (0.3%)     (1.4%)

SERIES IV POLICIES (d)
Net Assets.........................................  $  5,609   $  2,204   $     --   $     --   $     --   $     --
Units Outstanding..................................       626        270         --         --         --         --
Unit Value.........................................  $   8.96   $   8.15   $     --   $     --   $     --   $     --
Total Return.......................................      9.9%     (18.5%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................  $    212   $     72   $     --   $     --   $     --   $     --
Units Outstanding..................................        23          9         --         --         --         --
Unit Value.........................................  $   9.04   $   8.24   $     --   $     --   $     --   $     --
Total Return.......................................      9.7%     (17.6%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      (1.9%)        --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Unit Value.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
                                SERIES
                    BALANCED--INSTITUTIONAL SHARES
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $541,815   $534,854   $607,299   $598,090   $338,125   $104,735
      30,108     31,372     32,862     30,425     16,575      6,418
    $  18.00   $  17.05   $  18.48   $  19.66   $  20.40   $  16.32
        5.6%      (7.7%)     (6.0%)     (3.6%)     25.0%      32.4%
        0.6%       1.0%       1.3%

    $  2,584   $  2,506   $  2,538   $  1,636   $     --   $     --
         277        283        264        160         --         --
    $   9.34   $   8.85   $   9.61   $  10.24   $     --   $     --
        5.5%      (7.9%)     (6.2%)      2.4%         --         --
        0.5%       0.9%       1.4%

    $ 72,238   $ 54,824   $ 26,039   $  2,842   $     --   $     --
       8,216      6,575      2,875        294         --         --
    $   8.79   $   8.34   $   9.06   $   9.65   $     --   $     --
        5.4%      (7.9%)     (6.1%)     (3.5%)        --         --
        0.6%       1.5%       2.4%

    $ 18,016   $  8,129   $     --   $     --   $     --   $     --
       1,857        884         --         --         --         --
    $   9.70   $   9.19   $     --   $     --   $     --   $     --
        5.5%      (8.1%)        --         --         --         --
        1.0%       4.2%         --

    $    373   $     82   $     --   $     --   $     --   $     --
          37          9         --         --         --         --
    $  10.08   $   9.57   $     --   $     --   $     --   $     --
        5.3%      (4.3%)        --         --         --         --
        1.3%       3.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --

                       JANUS ASPEN
                          SERIES
                        WORLDWIDE
               GROWTH--INSTITUTIONAL SHARES
----------------------------------------------------------------
  2003       2002       2001        2000       1999       1998
----------------------------------------------------------------
$247,912   $250,712   $385,523    $506,390   $329,694   $124,614
  19,478     20,859     23,563      23,672     12,816      7,855
$  12.73   $  12.02   $  16.36    $  21.39   $  25.73   $  15.86
    5.9%     (26.5%)    (23.5%)     (16.8%)     62.2%      27.1%
    0.2%      (0.5%)     (0.9%)

$  1,033   $  1,024   $  1,111    $  1,165   $     --   $     --
     190        199        159         127         --         --
$   5.43   $   5.13   $   7.00    $   9.16   $     --   $     --
    5.8%     (26.6%)    (23.6%)      (8.4%)        --         --
      --      (0.9%)     (1.1%)

$ 26,038   $ 13,227   $ 11,124    $  2,806   $     --   $     --
   5,221      2,806      1,730         333         --         --
$   4.99   $   4.71   $   6.43    $   8.42   $     --   $     --
    5.8%     (26.7%)    (23.6%)     (15.8%)        --         --
    0.4%      (0.6%)     (0.9%)

$  4,847   $  2,078   $     --    $     --   $     --   $     --
     588        267         --          --         --         --
$   8.24   $   7.79   $     --    $     --   $     --   $     --
    5.9%     (22.1%)        --          --         --         --
    0.5%       1.0%         --

$     29   $     --   $     --    $     --   $     --   $     --
       3         --         --          --         --         --
$  10.53   $   9.96   $     --    $     --   $     --   $     --
    5.7%      (0.4%)        --          --         --         --
    1.1%         --         --

$     --   $     --   $     --    $     --   $     --   $     --
      --         --         --          --         --         --
$     --   $     --   $     --    $     --   $     --   $     --
      --         --         --          --         --         --
      --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   MFS(R)
                                                                                  INVESTORS
                                                                                    TRUST
                                                                            SERIES--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 22,704   $ 22,189   $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       2,969      3,138      3,303      2,695      1,685        435
Unit Value.........................................    $   7.65   $   7.07   $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................        8.2%     (22.1%)    (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................          --      (0.8%)     (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    306   $    260   $    231   $    102   $     --   $     --
Units Outstanding..................................          45         41         29         11         --         --
Unit Value.........................................    $   6.79   $   6.28   $   8.07   $   9.75   $     --   $     --
Total Return.......................................        8.1%     (22.2%)    (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)     (1.0%)     (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,855   $  4,309   $  4,146   $    305   $     --   $     --
Units Outstanding..................................         727        698        522         32         --         --
Unit Value.........................................    $   6.68   $   6.18   $   7.94   $   9.60   $     --   $     --
Total Return.......................................        8.1%     (22.2%)    (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.1%)     (1.1%)     (1.4%)

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,022   $    463   $     --   $     --   $     --   $     --
Units Outstanding..................................         116         57         --         --         --         --
Unit Value.........................................    $   8.80   $   8.14   $     --   $     --   $     --   $     --
Total Return.......................................        8.1%     (18.6%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --      (1.5%)        --

SERIES V POLICIES (e)
Net Assets.........................................    $     35   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................           3         --         --         --         --         --
Unit Value.........................................    $  11.21   $     --   $     --   $     --   $     --   $     --
Total Return.......................................       12.1%         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                MFS(R)
                               RESEARCH
                         SERIES--INITIAL CLASS
    ---------------------------------------------------------------
      2003       2002       2001       2000       1999       1998
    ---------------------------------------------------------------
    $ 30,947   $ 29,511   $ 46,896   $ 50,417   $ 13,236   $  2,729
       3,915      4,107      4,857      4,054        999        252
    $   7.91   $   7.19   $   9.66   $  12.44   $  13.25   $  10.83
       10.0%     (25.6%)    (22.4%)     (6.2%)     22.3%       8.3%
          --      (1.1%)     (1.4%)

    $    289   $    270   $    376   $    586   $     --   $     --
          51         53         55         66         --         --
    $   5.61   $   5.10   $   6.87   $   8.86   $     --   $     --
        9.9%     (25.7%)    (22.5%)    (11.4%)        --         --
       (0.1%)     (1.3%)     (1.5%)

    $  5,374   $  4,401   $  5,269   $  1,516   $     --   $     --
       1,000        900        801        179         --         --
    $   5.37   $   4.89   $   6.58   $   8.49   $     --   $     --
        9.9%     (25.7%)    (22.5%)    (15.1%)        --         --
       (0.1%)     (1.3%)     (1.6%)

    $    813   $    357   $     --   $     --   $     --   $     --
          94         45         --         --         --         --
    $   8.67   $   7.89   $     --   $     --   $     --   $     --
       10.0%     (21.1%)        --         --         --         --
        0.1%      (1.5%)        --

    $      1   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $  10.60   $   9.65   $     --   $     --   $     --   $     --
        9.8%      (3.5%)        --         --         --         --
       (0.2%)     (1.9%)        --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --

                                            NEUBERGER
                                              BERMAN
            MFS(R)                             AMT
          UTILITIES                          MID-CAP
    SERIES--INITIAL CLASS                GROWTH--CLASS I
----------------------------------------------------------------
  2003       2002       2001        2003       2002       2001
----------------------------------------------------------------
$    458   $    299   $    135    $  1,973   $  1,673   $    464
      57         45         15         263        249         48
$   8.08   $   6.72   $   8.83    $   7.49   $   6.72   $   9.64
   20.2%     (23.8%)    (11.7%)      11.4%     (30.3%)     (3.6%)
    1.8%       1.0%      (1.4%)      (0.7%)     (1.4%)     (1.4%)

$     12   $     10   $     --    $     28   $     26   $      1
       1          1         --           4          4         --
$   9.53   $   7.93   $  10.43    $   7.73   $   6.94   $   9.98
   20.1%     (23.9%)      4.3%       11.3%     (30.4%)     (0.2%)
    1.7%      (1.2%)     (1.6%)      (0.8%)     (1.6%)     (1.6%)

$    906   $    390   $    258    $  1,499   $  1,192   $    184
     119         62         31         193        171         18
$   7.62   $   6.35   $   8.35    $   7.78   $   6.99   $  10.05
   20.1%     (24.0%)    (16.5%)      11.3%     (30.5%)      0.5%
    2.0%       1.4%      (1.6%)      (0.8%)     (1.6%)     (1.6%)

$     86   $     41   $     --    $    445   $    156   $     --
       7          4         --          41         16         --
$  12.24   $  10.18   $     --    $  10.79   $   9.68   $     --
   20.2%       1.8%         --       11.4%      (3.2%)        --
    2.0%      (1.5%)        --       (0.7%)     (1.5%)        --

$      5   $     --   $     --    $     24   $     --   $     --
      --         --         --           2         --         --
$  10.99   $     --   $     --    $  10.48   $   9.42   $     --
    9.9%         --         --       11.2%      (5.8%)        --
   (0.9%)        --         --       (0.9%)     (1.9%)        --

$     --   $     --   $     --    $     --   $     --   $     --
      --         --         --          --         --         --
$     --   $     --   $     --    $     --   $     --   $     --
      --         --         --          --         --         --
      --         --         --          --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                T. ROWE PRICE
                                                                                   EQUITY
                                                                              INCOME PORTFOLIO
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 98,817   $ 89,634   $ 85,476   $ 42,484   $ 24,724   $ 10,082
Units Outstanding..................................       9,169      9,056      7,398      3,679      2,387        995
Unit Value.........................................    $  10.74   $   9.90   $  11.55   $  11.55   $  10.36   $  10.13
Total Return.......................................        8.5%     (14.3%)        --      11.5%       2.3%       1.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.3%       0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,167   $  1,044   $    902   $    146   $     --   $     --
Units Outstanding..................................         113        110         81         13         --         --
Unit Value.........................................    $  10.26   $   9.47   $  11.07   $  11.08   $     --   $     --
Total Return.......................................        8.4%     (14.5%)        --      10.8%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --       0.1%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,524   $ 22,371   $  9,712   $     98   $     --   $     --
Units Outstanding..................................       3,223      2,412        895          9         --         --
Unit Value.........................................    $  10.05   $   9.27   $  10.85   $  10.86   $     --   $     --
Total Return.......................................        8.4%     (14.5%)        --       8.6%         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.3%       0.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,074   $  3,453   $     --   $     --   $     --   $     --
Units Outstanding..................................         902        420         --         --         --         --
Unit Value.........................................    $   8.91   $   8.22   $     --   $     --   $     --   $     --
Total Return.......................................        8.4%     (17.8%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%       1.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    288   $    117   $     --   $     --   $     --   $     --
Units Outstanding..................................          32         14         --         --         --         --
Unit Value.........................................    $   9.10   $   8.41   $     --   $     --   $     --   $     --
Total Return.......................................        8.2%     (15.9%)        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.1%       0.8%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Unit Value.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             VAN ECK                                                   VAN KAMPEN
                            WORLDWIDE                                                      UIF
                              HARD                                                  EMERGING MARKETS
                             ASSETS                                                  EQUITY--CLASS I
    ---------------------------------------------------------   ---------------------------------------------------------
     2003      2002      2001      2000      1999      1998      2003      2002      2001      2000      1999      1998
    ---------------------------------------------------------------------------------------------------------------------
    $ 6,189   $ 6,351   $ 3,510   $ 4,929   $ 2,066   $   424   $23,130   $22,764   $25,016   $28,721   $23,677   $ 6,216
        657       714       378       469       216        53     2,941     3,213     3,172     3,358     1,659       841
    $  9.42   $  8.89   $  9.28   $ 10.51   $  9.57   $  8.02   $  7.86   $  7.09   $  7.89   $  8.55   $ 14.27   $  7.40
       5.9%     (4.2%)   (11.7%)     9.9%     19.3%    (19.8%)    11.0%    (10.2%)    (7.7%)   (40.1%)    93.0%    (25.2%)
      (0.2%)    (0.9%)       --                                   (0.7%)    (1.4%)    (1.4%)

    $    57   $    49   $    29   $    25   $    --   $    --   $ 1,072   $   109   $ 5,828   $    38   $    --   $    --
          6         6         3         2        --        --       189        21     1,019         6        --        --
    $  9.35   $  8.83   $  9.24   $ 10.48   $    --   $    --   $  5.68   $  5.12   $  5.72   $  6.21   $    --   $    --
       5.8%     (4.3%)   (11.8%)     4.8%        --        --     10.9%    (10.4%)    (7.9%)   (37.9%)       --        --
      (0.3%)    (1.3%)     2.2%                                   (0.8%)    (1.6%)    (1.6%)

    $ 2,915   $ 2,229   $   238   $    53   $    --   $    --   $ 4,109   $ 2,432   $   594   $    54   $    --   $    --
        308       249        25         5        --        --       622       408        89         7        --        --
    $  9.48   $  8.96   $  9.37   $ 10.63   $    --   $    --   $  6.60   $  5.96   $  6.64   $  7.22   $    --   $    --
       5.8%     (4.4%)   (11.9%)     6.3%        --        --     10.9%    (10.3%)    (8.0%)   (27.8%)       --        --
      (0.3%)    (1.4%)    (0.5%)                                  (0.8%)    (1.6%)    (1.6%)

    $   622   $   326   $    --   $    --   $    --   $    --   $   828   $   456   $    --   $    --   $    --   $    --
         70        39        --        --        --        --        95        58        --        --        --        --
    $  8.92   $  8.42   $    --   $    --   $    --   $    --   $  8.74   $  7.88   $    --   $    --   $    --   $    --
       5.9%    (15.8%)       --        --        --        --     11.0%    (21.2%)       --        --        --        --
      (0.3%)    (1.5%)       --                                   (0.7%)    (1.5%)       --

    $     1   $    --   $    --   $    --   $    --   $    --   $     8   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --         1        --        --        --        --        --
    $ 11.31   $    --   $    --   $    --   $    --   $    --   $ 11.27   $    --   $    --   $    --   $    --   $    --
      13.1%        --        --        --        --        --     12.7%        --        --        --        --        --
      (0.9%)       --        --                                   (0.9%)       --        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --        --
         --        --        --                                      --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2003:

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         449      $         212      $         183
Units Outstanding.....................................              45                 22                 18
Unit Value............................................   $        9.95      $        9.78      $        9.93
Total Return..........................................           (0.5%)             (2.2%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $         487      $         150      $         575
Units Outstanding.....................................              49                 15                 58
Unit Value............................................   $        9.96      $        9.89      $        9.97
Total Return..........................................           (0.4%)             (1.1%)             (0.3%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         491      $         298      $         407
Units Outstanding.....................................              49                 30                 41
Unit Value............................................   $        9.96      $        9.78      $        9.88
Total Return..........................................           (0.4%)             (2.2%)             (1.2%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $          23      $          --      $          65
Units Outstanding.....................................               2                 --                  7
Unit Value............................................   $        9.89      $          --      $        9.88
Total Return..........................................           (1.1%)                --              (1.2%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)                --              (0.2%)

SERIES VI POLICIES (e)
Net Assets............................................   $         367      $         190      $         125
Units Outstanding.....................................              37                 19                 13
Unit Value............................................   $        9.95      $        9.78      $        9.81
Total Return..........................................           (0.5%)             (2.2%)             (1.9%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $          94      $         353      $         109      $         637      $         494
                10                 36                 11                 62                 50
     $        9.71      $        9.91      $        9.95      $       10.20      $        9.88
             (2.9%)             (0.9%)             (0.5%)              2.0%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $         436      $         466      $         137      $       1,738      $         609
                44                 47                 14                171                 62
     $        9.83      $        9.86      $        9.91      $       10.16      $        9.84
             (1.7%)             (1.4%)             (0.9%)              1.6%              (1.6%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $         278      $         477      $         300      $       2,117      $       1,264
                29                 48                 30                206                128
     $        9.71      $        9.92      $        9.95      $       10.26      $        9.88
             (2.9%)             (0.8%)             (0.5%)              2.6%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

     $          15      $          40      $          --      $         206      $          --
                 2                  4                 --                 20                 --
     $        9.67      $        9.92      $          --      $       10.18      $          --
             (3.3%)             (0.8%)                --               1.8%                 --
             (0.2%)             (0.2%)                --              (0.2%)                --

     $         155      $         347      $          84      $         565      $         161
                16                 35                  8                 55                 16
     $        9.71      $        9.91      $        9.95      $       10.20      $        9.88
             (2.9%)             (0.9%)             (0.5%)              2.0%              (1.2%)
             (0.1%)             (0.1%)             (0.1%)             (0.1%)             (0.1%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $          33      $         109      $         101
Units Outstanding.....................................               3                 11                 10
Unit Value............................................   $        9.94      $        9.88      $       10.13
Total Return..........................................           (0.6%)             (1.2%)              1.3%
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $          45      $         103      $         141
Units Outstanding.....................................               5                 11                 14
Unit Value............................................   $        9.79      $        9.82      $        9.93
Total Return..........................................           (2.1%)             (1.8%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         213      $         195      $         577
Units Outstanding.....................................              22                 20                 58
Unit Value............................................   $        9.82      $        9.82      $        9.93
Total Return..........................................           (1.8%)             (1.8%)             (0.7%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $           4      $          --      $           7
Units Outstanding.....................................              --                 --                  1
Unit Value............................................   $        9.57      $          --      $        9.76
Total Return..........................................           (4.3%)                --              (2.4%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)                --              (0.2%)

SERIES VI POLICIES (e)
Net Assets............................................   $           2      $          64      $          71
Units Outstanding.....................................              --                  7                  7
Unit Value............................................   $        9.65      $        9.76      $       10.13
Total Return..........................................           (3.5%)             (2.4%)              1.3%
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $          61      $         123      $         218       $           8      $          67
                 6                 13                 22                   1                  7
     $       10.07      $        9.84      $        9.86       $        9.67      $        9.80
              0.7%              (1.6%)             (1.4%)              (3.3%)             (2.0%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $         110      $         115      $         161       $          28      $          89
                11                 12                 16                   3                  9
     $       10.15      $        9.83      $        9.82       $        9.96      $        9.79
              1.5%              (1.7%)             (1.8%)              (0.4%)             (2.1%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $         128      $         209      $         306       $          35      $         156
                13                 21                 31                   4                 16
     $        9.88      $        9.96      $       10.01       $        9.89      $        9.78
             (1.2%)             (0.4%)              0.1%               (1.1%)             (2.2%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

     $          --      $           8      $          --       $           1      $          --
                --                  1                 --                  --                 --
     $          --      $        9.72      $          --       $        9.81      $          --
                --              (2.8%)                --               (1.9%)                --
                --              (0.2%)                --               (0.2%)                --

     $          73      $          28      $          95       $          37      $          54
                 7                  3                 10                   4                  5
     $       10.07      $        9.70      $        9.86       $        9.83      $        9.78
              0.7%              (3.0%)             (1.4%)              (1.7%)             (2.2%)
             (0.1%)             (0.1%)             (0.1%)              (0.1%)             (0.1%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $          16      $          19      $          56
Units Outstanding.....................................               2                  2                  6
Unit Value............................................   $        9.89      $        9.89      $        9.94
Total Return..........................................           (1.1%)             (1.1%)             (0.6%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES III POLICIES (b)
Net Assets............................................   $          84      $          33      $          46
Units Outstanding.....................................               8                  3                  5
Unit Value............................................   $        9.88      $        9.77      $        9.94
Total Return..........................................           (1.2%)             (2.3%)             (0.6%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES IV POLICIES (c)
Net Assets............................................   $         127      $         155      $          82
Units Outstanding.....................................              13                 16                  8
Unit Value............................................   $        9.88      $        9.88      $        9.90
Total Return..........................................           (1.2%)             (1.2%)             (1.0%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

SERIES V POLICIES (d)
Net Assets............................................   $           9      $           4      $          --
Units Outstanding.....................................               1                 --                 --
Unit Value............................................   $        9.61      $        9.73      $          --
Total Return..........................................           (3.9%)             (2.7%)                --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.2%)             (0.2%)                --

SERIES VI POLICIES (e)
Net Assets............................................   $          18      $          50      $           6
Units Outstanding.....................................               2                  5                  1
Unit Value............................................   $        9.87      $       10.02      $        9.95
Total Return..........................................           (1.3%)              0.2%              (0.5%)
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)             (0.1%)             (0.1%)

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


       DREYFUS IP                                                                 JANUS ASPEN SERIES
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    JANUS ASPEN SERIES       WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--        BALANCED--            GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES       SERVICE SHARES
    ----------------   ----------------   ----------------   ------------------   ------------------
          2003               2003               2003                2003                 2003
    ------------------------------------------------------------------------------------------------
     $         103      $         345      $         127        $         341        $         100
                11                 34                 13                   34                   10
     $        9.81      $       10.05      $        9.87        $        9.88        $        9.99
             (1.9%)              0.5%              (1.3%)               (1.2%)               (0.1%)
             (0.1%)             (0.1%)             (0.1%)                2.1%                 1.4%

     $         101      $         265      $         198        $         480        $         131
                10                 27                 20                   48                   13
     $        9.74      $        9.97      $        9.75        $        9.94        $        9.93
             (2.6%)             (0.3%)             (2.5%)               (0.6%)               (0.7%)
             (0.1%)             (0.1%)             (0.1%)                2.8%                 1.5%

     $         140      $         260      $         313        $         819        $          83
                14                 26                 32                   83                    8
     $        9.74      $       10.17      $        9.83        $        9.88        $        9.92
             (2.6%)              1.7%              (1.7%)               (1.2%)               (0.8%)
             (0.1%)             (0.1%)             (0.1%)                1.6%                 1.3%

     $          --      $          23      $          --        $          70        $          --
                --                  2                 --                    7                   --
     $          --      $        9.89      $          --        $        9.89        $          --
                --              (1.1%)                --                (1.1%)                  --
                --              (0.2%)                --                 0.9%                   --

     $          19      $          61      $          82        $         221        $           2
                 2                  6                  8                   22                   --
     $        9.73      $        9.90      $        9.81        $        9.89        $        9.76
             (2.7%)             (1.0%)             (1.9%)               (1.1%)               (2.4%)
             (0.1%)             (0.1%)             (0.1%)                2.8%                 1.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $           2       $          30       $          --
Units Outstanding.....................................              --                   3                  --
Unit Value............................................   $        9.77       $        9.88       $          --
Total Return..........................................           (2.3%)              (1.2%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES III POLICIES (b)
Net Assets............................................   $          49       $          70       $          --
Units Outstanding.....................................               5                   7                  --
Unit Value............................................   $        9.85       $        9.81       $          --
Total Return..........................................           (1.5%)              (1.9%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES IV POLICIES (c)
Net Assets............................................   $          74       $          61       $          --
Units Outstanding.....................................               8                   6                  --
Unit Value............................................   $        9.87       $        9.64       $          --
Total Return..........................................           (1.3%)              (3.6%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

SERIES V POLICIES (d)
Net Assets............................................   $          --       $          --       $          --
Units Outstanding.....................................              --                  --                  --
Unit Value............................................   $          --       $          --       $          --
Total Return..........................................              --                  --                  --
Ratio of Net Investment Income to Average Net
  Assets..............................................              --                  --                  --

SERIES VI POLICIES (e)
Net Assets............................................   $          16       $           9       $          --
Units Outstanding.....................................               2                   1                  --
Unit Value............................................   $        9.80       $        9.99       $          --
Total Return..........................................           (2.0%)              (0.1%)                 --
Ratio of Net Investment Income to Average Net
  Assets..............................................           (0.1%)              (0.1%)                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, the Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $          --         $         233         $          13
                --                    24                     1
     $          --         $        9.86         $       10.31
                --                 (1.4%)                 3.1%
                --                  0.6%                 (0.1%)

     $          --         $         189         $          16
                --                    19                     2
     $          --         $        9.81         $        9.94
                --                 (1.9%)                (0.6%)
                --                  0.6%                 (0.1%)

     $           9         $         220         $           5
                 1                    22                     1
     $       10.00         $        9.86         $       10.27
                --                 (1.4%)                 2.7%
                --                  0.4%                 (0.1%)

     $          --         $          42         $          --
                --                     4                    --
     $          --         $        9.79         $          --
                --                 (2.1%)                   --
                --                  0.1%                    --

     $          --         $         140         $           1
                --                    14                    --
     $          --         $        9.81         $        9.98
                --                 (1.9%)                (0.2%)
                --                  1.3%                    --

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